ANNUAL REPORT

AUGUST 31, 2001

[Logo of Hibernia Funds]

Hibernia Capital Appreciation Fund
Class A Shares
Class B Shares

Hibernia Louisiana Municipal Income Fund

Hibernia Mid Cap Equity Fund
Class A Shares
Class B Shares

Hibernia Total Return Bond Fund

Hibernia U.S. Government Income Fund

Hibernia Cash Reserve Fund
Class A Shares
Class B Shares

Hibernia U.S. Treasury Money Market Fund

Table of Contents

President's Message	1
Management Discussion & Analysis	3
Portfolios of Investments	17
Notes to Portfolios of Investments	36
Statements of Assets and Liabilities	38
Statements of Operations	40
Statements of Changes in Net Assets	42
Financial Highlights	46
Combined Notes to Financial Statements	50
Report of Ernst & Young LLP, Independent Auditors	58

  Shares of Hibernia Funds are not deposits or obligations of Hibernia National Bank or its affiliates, are not endorsed or guaranteed by Hibernia National Bank or its affiliates, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.
  Investment in the shares of Hibernia Funds involves investment risks, including the possible loss of principal amount invested.
  An investment in Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these Funds.

President's Message

Dear Shareholder:

I am pleased to present the Annual Report to Shareholders for the Hibernia Funds. This Report covers the activity of the Hibernia Funds over the 12-month fiscal year reporting period from September 1, 2000 through August 31, 2001. It includes an interview with each fund's portfolio manager, as well as a complete list of portfolio holdings and audited financial statements for each fund.

As trying as these times have been for our nation, it is always wise to avoid any temptation to panic. Any change to your investment mix should be made with objectivity and deliberation, and a long-term view. The highlights for each Hibernia fund over the 12-month reporting period are as follows:

  Hibernia Capital Appreciation Fund was affected by a broad decline in the stock market. For Class A Shares, the total return was (22.37)%.* Though negative this return was about 2% better than the S&P 500 return of (24.39)%. Class A Shares paid capital gains totaling $0.52 per share. For Class B Shares, the total return was (22.93)%*, 1.46% better than the S&P 500 return of (24.39)%. Class B shares also paid capital gains of $0.52 per share. At the end of the reporting period, net assets in the fund totaled $281.1 million.
  Hibernia Louisiana Municipal Income Fund , a high-quality portfolio designed for tax-sensitive Louisiana residents, paid double-tax-free dividends totaling $0.53** per share and capital gains totaling $0.02 per share. The fund's net asset value increased by $0.48. The Fund's interest income and net asset value increase contributed to a positive total return of 9.79%.* At the end of the reporting period, net assets totaled $98.8 million.
  Hibernia Mid Cap Equity Fund was also impacted by the stock market's broad decline. For Class A Shares, the total return was (14.05)%, while Class B Shares produced a total return of (14.86)%.* A decline in net asset value accounted for the fund's negative returns. Both share classes paid capital gains of $1.29 per share. At the end of the reporting period, net assets in the fund reached $40.5 million.
  Hibernia Total Return Bond Fund , a diversified portfolio of bonds, paid a strong dividend stream that totaled $0.59 per share. Also, the fund's net asset value increased from $9.62 on the first day of the reporting period to $10.16 on the last day of the reporting period. As a result, the fund produced a positive total return of 12.09%.* At the end of the reporting period, net assets stood at more than $71 million.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges for Class A Shares or contingent deferred sales charges for Class B Shares. Total returns based on the maximum sales charge and contingent deferred sales charge for the 12-month period are as follows: Hibernia Capital Appreciation Fund Class A Shares, (25.86)%; Hibernia Capital Appreciation Fund Class B Shares, (27.08)%; Hibernia Louisiana Municipal Income Fund, 6.46%; Hibernia Mid Cap Equity Fund Class A Shares, (17.90)%; Hibernia Mid Cap Equity Fund Class B Shares, (19.13)% and Hibernia Total Return Bond Fund, 8.69%.

** Income may be subject to the federal alternative minimum tax.

  Hibernia U.S. Government Income Fund paid a strong dividend stream totaling $0.60 per share, while its net asset value increased slightly from $9.85 to $10.30. As a result, the fund produced a positive total return of 10.95%.* Net assets ended the reporting period at $85 million.
  Hibernia Cash Reserve Fund , a portfolio of high quality money market securities, paid dividends of $0.05 per share for Class A Shares and $0.04 per share for Class B Shares. At the end of the reporting period, net assets stood at more than $244.8 million.
  Hibernia U.S. Treasury Money Market Fund , a portfolio of U.S. Treasury money market securities, paid dividends of $0.05 per share. At the end of the reporting period, net assets totaled more than $210.1 million.

Thank you for pursuing your financial goals through the professional management and diversification of the Hibernia Funds. We're committed to providing you with the highest level of service as we keep you up-to-date on your investment progress.

Sincerely,

/s/Edward C. Gonzales

Edward C. Gonzales
President

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns quoted above are based on net asset value and do not reflect the maximum sales charges. Total returns based on the maximum sales charge for the 12-month period for the Hibernia U.S. Government Income Fund is 7.67%.

Management Discussion & Analysis

Hibernia Capital Appreciation Fund
Annual Report/12-month period from September 1, 2000 through August 31, 2001

Q. What is your review of the fund's fiscal year ended August 31, 2001, which saw a continued decline in the market?

A. The fund was primarily impacted by the prevailing bear market for stocks. Performance of the fund relative to the benchmark and peer group was good although absolute performance was not.

Q. In this difficult environment, what was the fund's total return for the 12-month reporting period ended August 31, 2001?

A. The fund's Class A Shares had a total return of (22.37)% for the reporting period ended August 31, 2001 on a net asset value basis.* The Standard & Poor's 500 Index had a return of (24.39)% for the same period.**

Q. Following the tragic events of September 11, what perspective can you give to investors with respect to stocks in general and Hibernia Capital Appreciation Fund in particular?

A. The long term outlook for stocks remains positive. Our investment style and approach to the management of the fund will not change. Long term performance history remained solid.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, for Class A Shares was (25.86)% for the reporting period. Total returns, based on net asset value and redemption value, for Class B Shares was (22.93)%, and (27.08)%, respectively, for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares

** The Standard & Poor's 500 Index: is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. Investments can not be made in an index.

Hibernia Capital Appreciation Fund--Class A Shares

Growth of $10,000 Invested in Hibernia Capital Appreciation Fund--Class A Shares

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Capital Appreciation Fund--Class A Shares (the "Fund") from August 31, 1991 to August 31, 2001, compared to the Standard & Poor's 500 Index ("S&P 500").+

Hibernia Capital Appreciation Fund — Class A Shares
S&P 500
$65,000
$51,000
$37,000
$23,000
$10,000
$9,550*
$35,345
$32,160
8/31/91
8/31/92
8/31/93
8/31/94
8/31/95
8/31/96
8/31/97
8/31/98
8/31/99
8/31/00
8/31/01

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2001**

1 Year	(25.86)%
5 Years	12.27%
10 Years	12.39%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Investments cannot be made in an index.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). For the period from October 31, 1993 to August 31, 1996, the sales charge was reduced to 3.00%. Effective September 1, 1996, the maximum sales charge has been changed to 4.50%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects the current 4.50% sales charge.

Hibernia Capital Appreciation Fund--Class B Shares

Growth of $10,000 Invested in Hibernia Capital Appreciation Fund--Class B Shares

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Capital Appreciation Fund--Class B Shares (the "Fund") from December 2, 1996 (start of performance) to August 31, 2001, compared to the Standard & Poor's 500 Index ("S&P 500").+

Hibernia Capital Appreciation Fund — Class B Shares
S&P 500
$25,000
$21,000
$17,000
$13,000
$10,000
$9,000
12/2/96
8/31/97
8/31/98
8/31/99
8/31/00
8/31/01
$16,013
$15,191*

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2001**

1 Year	(27.08)%
Start of Performance (12/2/96)	9.20%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The S&P 500 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Investments cannot be made in an index.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% contingent deferred sales charge on any redemption less than four years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Louisiana Municipal Income Fund
Annual Report/12-month period from September 1, 2000 through August 31, 2001

Q. What are your comments on the continued positive environment for municipal bonds?

A. The outlook for municipal bonds is very positive. In this time of sluggish global economic activity and great political uncertainty the safety and security of high quality municipal bonds is very attractive. Municipal bonds remain one of the few tax advantaged alternatives to investors seeking peace of mind.

Q. How did the fund perform on a total return and income basis?

A. The fund enjoyed a total return of 9.79%, based on a net asset value basis.* Of this return, 4.42% was price appreciation and 5.37% was income.

Q. While municipal bonds have been strong performers, all financial markets have been overshadowed by the tragic events of September 11, 2001. What is your outlook for municipal securities for the rest of the year?

A. Municipal bonds continue to be a solid investment for the foreseeable future. Low inflation, an accommodative Federal Reserve and subdued business activity may keep bond prices high.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was 6.46%, for the reporting period. The maximum sales charge is 3.00%. As of August 31, 2001, the fund's 30-day SEC yield was 3.95% based on offering price and 4.07% based on net asset value.

Income may be subject to the federal alternative minimum tax.

Hibernia Louisiana Municipal Income Fund

Growth of $10,000 Invested in Hibernia Louisiana Municipal Income Fund

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Louisiana Municipal Income Fund (the "Fund") from August 31, 1991 to August 31, 2001, compared to the Lehman Brothers Ten Year Insured Bond Index ("LTYII").+

Hibernia Louisiana Municipal Income Fund
LTYII
$25,000
$21,000
$17,000
$13,000
$9,550*
$9,000
$18,464
$18,387
8/31/91
8/31/92
8/31/93
8/31/94
8/31/95
8/31/96
8/31/97
8/31/98
8/31/99
8/31/00
8/31/01

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2001**

1 Year	6.46%
5 Years	5.75%
10 Years	6.45%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The LTYII is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Investments cannot be made in an index.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on October 14, 1988 (start of performance). Effective October 31, 1993, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The LTYII has been adjusted to reflect reinvestment of interest payments on securities in the index.

** Total returns reflects the current 3.00% sales charge.

Hibernia Mid Cap Equity Fund
Annual Report/12-month period from September 1, 2000 through August 31, 2001

Q. What are your comments on the difficult environment for stocks over the fund's fiscal year ended August 31, 2001?

A. The fund was primarily impacted by the prevailing bear market for stocks. Performance of the fund relative to its peer group (Lipper) was average while performance of the fund lagged the performance of its benchmark, the Standard & Poor's 400 Midcap Index.**

Q. In this weak environment, how did the fund perform over the 12-month reporting period ended August 31, 2001?

A. The fund's Class A Shares had a total return of (14.05)% for the reporting period ended August 31, 2001, based on a net asset value basis.* This compared to a (8.12)% return for the Standard & Poor's 400 Midcap Index.**

Q. The tragic events of September 11, 2001 shook our entire nation as well as the financial markets. In the aftermath, what perspective can you give to investors with respect to stocks in general and Hibernia Mid Cap Equity Fund in particular?

A. Long term outlook remains positive. Style and approach to the management remain the same.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return based on offering price, for Class A Shares was (17.90)% for the reporting period. Total returns, based on net asset value and redemption value, for Class B Shares was (14.86)%, and (19.13)%, respectively, for the reporting period. The maximum sales charge is 4.50% for Class A Shares. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

** The Standard & Poor's 400 Midcap Index is an unmanaged capitalization-weighted index of common stocks representing all major industries in the mid-range of the U.S. stock market. Investments cannot be made in an index.

Hibernia Mid Cap Equity Fund--Class A Shares

Growth of $10,000 Invested in Hibernia Mid Cap Equity Fund--Class A Shares

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Mid Cap Equity Fund--Class A Shares (the "Fund") from August 31, 1991** to August 31, 2001, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").+

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The S&P 400 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Investments cannot be made in an index.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on July 13, 1998. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Hibernia Mid Cap Equity Fund--Class A Shares is the successor to a common trust fund. The quoted performance data includes performance of the common trust fund for the period from 8/31/91 to 7/12/98 when the Fund first commenced operation, as adjusted to reflect the Fund's anticipated expenses. The common trust fund was not registered under the Investment Company Act of 1940 ("1940 Act") and, therefore, was not subject to certain investment restrictions imposed by the 1940 Act. If the common trust fund had been registered under the 1940 Act, the performance may have been adversely affected.

*** Total returns reflect the current 4.50% sales charge.

Hibernia Mid Cap Equity Fund--Class B Shares

Growth of $10,000 Invested in Hibernia Mid Cap Equity Fund--Class B Shares

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Mid Cap Equity Fund--Class B Shares (the "Fund") from July 13, 1998 (start of performance) to August 31, 2001, compared to the Standard & Poor's 400 Mid Cap Index ("S&P 400").+

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The S&P 400 is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Investments cannot be made in an index.

* Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% contingent deferred sales charge on any redemption less than four years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 400 has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total return quoted reflects all applicable contingent deferred sales charges.

Hibernia Total Return Bond Fund
Annual Report/12-month period from September 1, 2000 through August 31, 2001

Q. What are your comments on the continued positive environment for bonds?

A. The past year has been an extraordinarily profitable time for bond investors and the future for taxable bonds continues to be quite positive. The sluggish U.S. economy, low inflation and an accommodative Federal Reserve should ensure interest rates remain low for the foreseeable future and bond prices high.

Q. How did the fund perform in terms of its income stream and total return?

A. The fund produced a total return during the reporting period of 12.08%, on a net asset value basis.* This compared to a 12.44% return for the Salomon Brothers Broad Investment-Grade Bond Index.** Of the fund's return, 5.61% was price appreciation and 6.47% was income.

Q. Have you made any material adjustments to the fund's mix of government and corporate bonds?

A. Over the past year, the fund has decreased exposure to U.S. Treasury bonds and increased its exposure to higher yielding investment grade corporate bonds.

Q. Since all financial markets have been overshadowed by the tragic events of September 11, 2001, what is your outlook for bonds throughout the year?

A. The outlook for bonds looks promising for the next several quarters. The fundamentals supporting the market are firm and are not likely to yield until the economy begins to pick up steam, we think likely sometime next summer. Even then bonds should continue to be a good investment as the long-term trend in inflation bodes well for bonds in our view.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. As of August 31, 2001, the 30-day SEC yield was 4.90% at offering price and 5.06% at net asset value. Total return, based on offering price, was 8.69%, for the reporting period. The maximum sales charge is 3.00% for the fund.

** Salomon Brothers Broad Investment-Grade Bond Index is an unmanaged market value-weighted index composed of over 4,000 individually priced securities with a quality rating of at least BBB. Each issue has a minimum maturity of one year with an outstanding par amount of at least $25 million. Investments cannot be made in an index.

Hibernia Total Return Bond Fund

Growth of $10,000 Invested in Hibernia Total Return Bond Fund

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia Total Return Bond Fund (the "Fund") from November 2, 1992 (start of performance) to August 31, 2001, compared to the Salomon Brothers Broad Investment Grade Bond Index ("SBBIGBI").+

$21,000
$18,000
$15,000
$12,000
$9,550*
$9,000
Hibernia Total Return Bond Fund
SBBIGBI
$18,838
$16,456
11/2/92
8/31/93
8/31/94
8/31/95
8/31/96
8/31/97
8/31/98
8/31/99
8/31/00
8/31/01

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2001**

1 Year	8.69%
5 Years	6.43%
Start of Performance (November 2, 1992)	5.98%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The SBBIGBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Investments cannot be made in an index.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550), which was effective on November 2, 1992. Effective May 1, 1994, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBBIGBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total returns reflect the current 3.00% sales charge.

Hibernia U.S. Government Income Fund
Annual Report/12-month period from September 1, 2000 through August 31, 2001

Q. What are your comments on the highly positive bond market?

A. The finance markets in general, and the fixed income markets in particular, have done a good job of predicting the current economic slowdown. Yields began to decline in 2000 and that pattern has continued so far in 2001. This has meant above-average total returns for fixed-income investors. However, yields are now less attractive for new purchases.

Q. On a total return and income basis, how did the fund perform?

A.The fund achieved a total return of 10.95% for the twelve month reporting period ended August 31, 2001.* The 30-day SEC yield was 5.05% based on offering price and 5.21% based on net asset value.

Q. The tragic events of September 11, 2001 shook all financial markets. What is your outlook for bonds through the year?

A. At this point, uncertainty is the name of the game. The shock that has hit the economy has probably accelerated and compressed potential negative economic activity. With this point in mind, the economy should begin to recover sometime in 2002. That being the case, yields should start to rise in advance of that, causing bond returns to be lower than they have been historically.

* Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total return, based on offering price, was 7.67% for the reporting period. The maximum sales charge is 3.00% for the fund.

Hibernia U.S. Government Income Fund

Growth of $10,000 Invested in Hibernia U.S. Government Income Fund

The graph below illustrates the hypothetical investment of $10,000 in the Hibernia U.S. Government Income Fund (the "Fund") from August 31, 1991 to August 31, 2001, compared to the Salomon Brothers Medium Term Broad Index ("SBMTBI").+

$25,000
$21,000
$17,000
$13,000
$9,550*
$9,000
Hibernia U.S. Government Income Fund
SBMTBI
$20,581
$18,028
8/31/91
8/31/92
8/31/93
8/31/94
8/31/95
8/31/96
8/31/97
8/31/98
8/31/99
8/31/00
8/31/01

AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED AUGUST 31, 2001**

1 Year	7.67%
5 Years	6.48%
10 Years	6.24%

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so when shares are redeemed, they may be worth more or less than original cost. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

+ The SBMTBI is not adjusted to reflect sales loads, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. This index is unmanaged. Investments cannot be made in an index.

* Represents a hypothetical investment of $10,000 in the Fund after deducting the original maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). Effective October 31, 1993, the maximum sales charge was reduced to 3.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The SBMTBI has been adjusted to reflect reinvestment of dividends on securities in the index.

** Total returns reflect the current 3.00% sales charge.

Hibernia Cash Reserve Fund
Annual Report/12-month period from September 1, 2000 through August 31, 2001

Q. We've seen a steady stream of rate cuts by the Federal Reserve Board (the "Fed"). What are your comments on the short-term marketplace during the fund's fiscal year?

A. Rates have indeed fallen precipitously, down to levels not seen in decades. Cash has been a good store of value for investors as the equity markets have continued the decline that began in the first calendar quarter of 2001.

Q. As a result, where did the 7-day net yield of the fund stand at the beginning and end of the reporting period ending August 31, 2001?

A. The 7-day net yield for Class A Shares at the beginning of the reporting period was 5.43% and 2.70% at the end of the 12-month reporting period.

Q. In this declining rate environment, what was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

A. Throughout this reporting period the money-market yield curve has been inverted, with overnight investments having higher yields than longer term ones. The fund has attempted to capitalize on this situation by maintaining a balance between overnight and term investments, with a fairly conservative average maturity.

Q. Do you expect interest rates to continue to decline through the year?

A. With rates having dropped to the lowest levels seen in a very long time and general expectations for an economic recovery sometime in 2002, we are likely at or very near the low rates for this economic cycle.

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Past performance is no guarantee of future results. Yield will vary. The 7-day net yield for Class B Shares was 4.68% at the beginning of the reporting period and 1.95% at the end of the reporting period. Yields quoted for Money Market funds most closely reflect the fund's current earnings. The maximum contingent deferred sales charge is 5.50% for Class B Shares.

Hibernia U.S. Treasury Money Market Fund
Annual Report/12-month period from September 1, 2000 through August 31, 2001

Q. What are your comments on the short-term marketplace during the fund's fiscal year, which has seen a steady decline in rates?

A. Rates have indeed fallen precipitously, down to levels not seen in decades. Cash has been a good store of value for investors as the equity markets have continued the decline that began in the first calendar quarter of 2001.

Q. As a result, where did the 7-day net yield of Hibernia U.S. Treasury Money Market Fund stand at the beginning and end of the reporting period?

A. The 7-day net yield at the beginning of the reporting period was 5.70% and 2.79% at the end of the reporting period.

Q. In this declining rate environment, what was your strategy in terms of the fund's portfolio mix and average maturity during the reporting period?

A. Throughout this reporting period the money-market yield curve has been inverted, with overnight investments having higher yields than longer term ones. The fund has attempted to capitalize on this situation by maintaining a balance between overnight and term investments, with a fairly conservative average maturity.

Q. Do you expect interest rates to continue to decline through the year?

A. With rates having dropped to the lowest levels seen in a very long time and general expectations for an economic recovery sometime in 2002, we are likely at or very near the low rates for this economic cycle

* An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

Past performance is no guarantee of future results. Yield will vary. Yields quoted for money market funds most closely reflect the fund's current earnings.

Portfolios of Investments

Hibernia Funds
August 31, 2001

CAPITAL APPRECIATION FUND

Shares		Value
	COMMON STOCKS--95.3%
	Commercial Services--3.8%
53,600	McGraw-Hill Cos., Inc.	$ 3,175,800
13,200	Omnicom Group, Inc.	1,026,828
232,200	Sysco Corp.	6,506,244

	Total	10,708,872

	Communications--5.1%
32,180	(1) AT&T Wireless Services, Inc.	498,790
163,008	SBC Communications, Inc.	6,668,657
145,670	Verizon Communications, Inc.	7,283,500

	Total	14,450,947

	Consumer Durables--1.1%
86,163	Ford Motor Co.	1,712,059
25,900	General Motors Corp.	1,418,025

	Total	3,130,084

	Consumer Non-Durables--6.8%
52,620	Anheuser-Busch Cos., Inc.	2,264,765
70,745	Coca-Cola Co.	3,443,159
1,594	Colgate-Palmolive Co.	86,315
35,600	Kimberly-Clark Corp.	2,208,980
105,674	PepsiCo, Inc.	4,966,678
55,000	Philip Morris Cos., Inc.	2,607,000
46,041	Procter & Gamble Co.	3,413,940
3,865	Ralston Purina Group	126,308

	Total	19,117,145

	Consumer Services--4.5%
161,940	(1) AOL Time Warner, Inc.	6,048,459
59,800	(1) Tricon Global Restaurants, Inc.	2,548,676
97,400	(1) Viacom, Inc., Class B	4,129,760

	Total	12,726,895

	Electronic Technology--12.0%
101,200	(1) Applied Materials, Inc.	4,360,708
229,020	(1) Cisco Systems, Inc.	3,739,897
1,814	Compaq Computer Corp.	22,403
25,300	Corning, Inc.	303,853
5,851	(1) Dell Computer Corp.	125,094
143,400	(1) EMC Corp. Mass	2,216,964
86,986	Hewlett-Packard Co.	2,018,945
205,332	Intel Corp.	5,741,083
77,044	International Business Machines Corp.	7,704,400
34,900	Scientific-Atlanta, Inc.	$ 716,846
5,460	(1) Solectron Corp.	74,256
101,700	(1) Sun Microsystems, Inc.	1,164,465
56,100	Texas Instruments, Inc.	1,856,910
56,000	United Technologies Corp.	3,830,400

	Total	33,876,224

	Energy Minerals--6.8%
96,208	BP PLC, ADR	4,895,063
2,993	Chevron Corp.	271,615
7,900	Conoco, Inc., Class B	233,998
247,710	Exxon Mobil Corp.	9,945,556
1,300	Kerr-McGee Corp.	75,933
37,507	Royal Dutch Petroleum Co., ADR	2,124,021
4,042	Texaco, Inc.	281,525
37,600	USX-Marathon Group	1,184,776

	Total	19,012,487

	Finance--14.0%
73,450	AMBAC Financial Group, Inc.	4,348,240
55,116	AXA SA, ADR	1,518,446
9,395	American Express Co.	342,166
8,400	American International Group, Inc.	656,880
7,629	Bank of New York Co., Inc.	302,871
223,707	Citigroup, Inc.	10,234,595
2,655	Fannie Mae	202,338
3,091	First Union Corp.	106,392
35,400	Freddie Mac	2,225,952
120,800	Lehman Brothers Holdings, Inc.	7,930,520
25,900	MGIC Investment Corp.	1,810,410
26,400	Marsh & McLennan Cos., Inc.	2,452,560
1,610	Merrill Lynch & Co., Inc.	83,076
50,182	Morgan Stanley, Dean Witter & Co.	2,677,210
6,300	Schwab (Charles) Corp.	78,498
3,275	Suntrust Banks, Inc.	223,682
57,850	Washington Mutual, Inc.	2,165,904
41,200	Wells Fargo & Co.	1,895,612

	Total	39,255,352

	Health Services--0.8%
29,600	Cardinal Health, Inc.	2,159,024

	Health Technology--12.1%
81,581	Abbott Laboratories	4,054,576
5,764	American Home Products Corp.	322,784
122,456	(1) Amgen, Inc.	$ 7,873,921
9,126	Bristol-Myers Squibb Co.	512,334
83,656	Johnson & Johnson	4,409,508
20,080	Lilly (Eli) & Co.	1,558,810
1,480	Medtronic, Inc.	67,399
39,415	Merck & Co., Inc.	2,565,916
190,157	Pfizer, Inc.	7,284,915
141,207	Schering Plough Corp.	5,384,223
912	(1) Zimmer Holdings, Inc.	24,806

	Total	34,059,192

	Industrial Services--1.5%
45,460	El Paso Corp.	2,208,901
6,738	Enron Corp.	235,763
34,500	Schlumberger Ltd.	1,690,500
973	Williams Cos., Inc.	31,671

	Total	4,166,835

	Non-Energy Minerals--1.5%
112,802	Alcoa, Inc.	4,300,012

	Process Industries--6.8%
50,375	Ball Corp.	2,652,244
61,716	Dow Chemical Co.	2,163,763
3,663	Du Pont (E.I.) de Nemours & Co.	150,073
345,400	General Electric Co.	14,154,492

	Total	19,120,572

	Producer Manufacturing--2.8%
20,400	Avery Dennison Corp.	1,048,764
3,500	Dover Corp.	125,720
13,400	Emerson Electric Co.	718,240
3,500	Honeywell International, Inc.	130,410
110,066	Tyco International Ltd.	5,717,929

	Total	7,741,063

	Retail Trade--6.1%
1,300	Gap, Inc. (The)	25,545
5,300	Home Depot, Inc.	243,535
58,550	(1) Safeway, Inc.	2,641,191
41,600	Sears, Roebuck & Co.	1,778,400
172,000	TJX Cos., Inc.	6,037,200
2,016	Target Corp.	69,854
129,400	Wal-Mart Stores, Inc.	6,217,670
Shares or Principal Amount		Value
2,768	Walgreen Co.	$ 95,081

	Total	17,108,476

	Technology Services--6.2%
200,700	Adobe Systems, Inc.	6,745,527
185,011	(1) Microsoft Corp.	10,554,878

	Total	17,300,405

	Transportation--0.1%
12,000	UAL Corp.	392,160

	Utilities--3.3%
100,000	AT&T Corp.	1,904,000
117,400	BellSouth Corp.	4,379,020
4,510	DQE, Inc.	95,612
55,700	DTE Energy Co.	2,411,253
5,502	Duke Energy Corp.	216,284
7,611	NiSource, Inc.	191,873
850	Vodafone Group PLC, ADR	17,128
1,423	(1) WorldCom, Inc.--WorldCom Group	18,300

	Total	9,233,470

	TOTAL COMMON STOCKS (identified cost $164,349,930)	267,859,215

	(2) REPURCHASE AGREEMENT--4.7%
$ 13,071,000	State Street Corp., 3.56%, dated 8/31/2001, due 9/4/2001 (at amortized cost)	13,071,000

	TOTAL INVESTMENTS (identified cost $177,420,930)	$ 280,930,215

LOUISIANA MUNICIPAL INCOME FUND

Principal Amount		Credit Rating (4)	Value
	(3) LONG-TERM MUNICIPALS--97.0%
	Colorado--0.4%
$ 380,000	Colorado Health Facilities Authority, Revenue Bonds, 7.125% (Rose Medical Center Project), 9/1/2008	AAA	$ 422,488

	Louisiana--95.9%
1,000,000	Bossier City, LA, Revenue Bonds, 5.00% (FGIC INS), 12/1/2019	AAA	1,015,840
500,000	Bossier City, LA, Refunding Revenue Bonds, 5.20% (FGIC INS)/(Original Issue Yield: 5.35%), 11/1/2014	AAA	522,275
1,000,000	Calcasieu Parish, LA, IDB, Sales Tax, 5.50% (FSA INS), 11/1/2019	AAA	1,048,050
165,000	East Baton Rouge, LA, Mortgage Finance Authority, Refunding Revenue Bonds, 4.80% (GNMA COL), 10/1/2004	AAA	171,880
320,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Purchasing Revenue Bonds, (Series B), 5.40% (FNMA and GNMA COL), 10/1/2025	AAA	323,178
295,000	East Baton Rouge, LA, Mortgage Finance Authority, SFM Revenue Refunding Bonds, (Series C), 7.00%, 4/1/2032	AAA	302,891
1,500,000	East Baton Rouge Parish, LA, Refunding Revenue Bonds, 5.40% (FGIC INS)/(Original Issue Yield: 5.85%), 2/1/2018	AAA	1,563,060
$ 500,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, (Series ST), 5.20% (FSA INS)/(Original Issue Yield: 5.65%), 2/1/2017	AAA	$ 510,895
1,250,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, (Series ST), 5.90% (FGIC INS), 2/1/2017	AAA	1,324,537
930,000	East Baton Rouge Parish, LA, Sales & Use Tax Revenue Bonds, (Series ST-A), 4.80% (FGIC INS)/(Original Issue Yield: 5.15%), 2/1/2011	AAA	952,469
1,000,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds, (Series C), 5.50% (MBIA INS)/(Original Issue Yield: 5.58%), 7/15/2018	AAA	1,048,150
1,200,000	Ernest N. Morial-New Orleans, LA, Exhibit Hall Authority, Special Tax Refunding Bonds, (Series C), 5.60% (MBIA INS)/(Original Issue Yield: 5.65%), 7/15/2025	AAA	1,250,472
1,450,000	Greater New Orleans Expressway Commission, LA, Revenue Refunding Bonds, 6.00% (Louisiana Expressway)/(MBIA INS)/(Original Issue Yield: 6.55%), 11/1/2016	AAA	1,527,894
1,300,000	Harahan, LA, Refunding Revenue Bonds, 6.10%, 6/1/2024	AA	1,404,455
$ 110,000	Jefferson, LA, Housing Development Corp., Multifamily Refunding Revenue Bonds, (Series A), 7.375% (Concordia Project)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	$ 113,143
500,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, 5.85% (FNMA and GNMA COL), 12/1/2028	AAA	518,545
2,000,000	Jefferson Parish, LA, Home Mortgage Authority, Refunding Revenue Bonds, (Series A), 6.15% (FNMA and GNMA COL), 6/1/2028	AAA	2,207,160
1,000,000	Jefferson Parish, LA, Hospital Service District No. 2, Refunding Revenue Bonds, 5.75% (MBIA INS)/(Original Issue Yield: 6.05%), 7/1/2016	AAA	1,038,420
1,000,000	Jefferson Parish, LA, School Board, GO UT Bonds, (FSA INS)/(Original Issue Yield: 5.10%), 3/1/2010	AAA	695,960
500,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.60% (FGIC INS)/(Original Issue Yield: 5.05%), 4/1/2017	AAA	494,120
$1,000,000	Lafayette Parish, LA, School Board, Revenue Bonds, 4.60% (FGIC INS), 4/1/2018	AAA	$ 980,290
1,500,000	Lafayette, LA, Public Improvement Sales Tax, (Series A), 5.625% (FGIC INS)/(Original Issue Yield: 5.69%), 3/1/2025	AAA	1,604,385
400,000	Lafayette, LA, Public Power Authority, Refunding Revenue Bonds, 5.50% (AMBAC INS), 11/1/2011	AAA	409,672
350,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 5.85% (Woodward Wright Apartments Project)/ (GNMA COL), 12/20/2008	AAA	364,885
1,000,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, 6.20% (Woodward Wright Apartments Project)/ (GNMA COL), 6/20/2028	AAA	1,030,250
1,650,000	Louisiana HFA, Multifamily Housing Refunding Revenue Bonds, (Series A), 6.10% (Woodward Wright Apartments Project)/(GNMA COL), 12/20/2018	AAA	1,700,044
1,000,000	Louisiana HFA, Revenue Bonds, 7.10% (Villa Maria Retirement Center)/(GNMA COL), 1/20/2035	AAA	1,045,640
$ 285,000	Louisiana HFA, SFM Revenue Bonds, (Series A-2), 6.55%, (FNMA, GNMA and FHLMC COL), 12/1/2026	AAA	$ 296,420
1,500,000	Louisiana Local Government Environmental Facilities, Revenue Bonds, 5.25% (AMBAC INS), 12/1/2018	AAA	1,601,250
215,000	Louisiana PFA, Hospital Revenue, Refunding Revenue Bonds, 5.00% (Louisiana Health System Corporate Project)/(FSA INS)/(Original Issue Yield: 5.10%), 10/1/2013	AAA	224,976
1,000,000	Louisiana PFA, Hospital Revenue Bonds, 5.00% (Franciscan Missionaries of Our Lady Health System)/(MBIA INS)/(Original Issue Yield: 5.00%), 7/1/2019	AAA	1,010,970
2,045,000	Louisiana PFA, Multifamily Housing Revenue Bonds, (Series A), 7.50% (FHLMC COL), 6/1/2021	AAA	2,147,127
800,000	Louisiana PFA, Refunding Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.30%), 2/1/2028	AAA	800,456
$1,500,000	Louisiana PFA, Refunding Revenue Bonds, 5.25% (Xavier University of LA Project)/(MBIA INS), 9/1/2027	AAA	$ 1,531,920
1,000,000	Louisiana PFA, Refunding Revenue Bonds, 5.45% (AMBAC INS)/(Original Issue Yield: 5.45%), 2/1/2013	AAA	1,063,610
350,000	Louisiana PFA, Refunding Revenue Bonds, (Series B), 6.50% (Alton Ochsner Medical Foundation)/(MBIA INS)/(Original Issue Yield: 6.743%), 5/15/2022	AAA	364,458
1,890,000	Louisiana PFA, Refunding Revenue Bonds, (Series A), 6.75% (Bethany Home Project)/(FHA INS), 8/1/2025	AAA	1,998,675
1,000,000	Louisiana PFA, Revenue Bonds, 5.00% (FSA INS)/(Original Issue Yield: 5.38%), 8/1/2017	AAA	1,024,170
500,000	Louisiana PFA, Revenue Bonds, 5.10% (Tulane University, LA)/ (MBIA INS)/(Original Issue Yield: 5.27%), 11/15/2021	AAA	507,060
750,000	Louisiana PFA, Revenue Bonds, 6.00% (General Health, Inc.)/(MBIA INS)/(Original Issue Yield: 6.15%), 11/1/2012	AAA	791,632
$ 385,000	Louisiana PFA, Student Loan Refunding Revenue Bonds, (Series A-2), 6.75% (Student Loans GTD), 9/1/2006	AAA	$ 401,824
140,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds, (Series A), 6.80% (FSA INS), 1/1/2006	AAA	143,923
140,000	Louisiana PFA, Student Opportunity Loans Revenue Bonds, (Series A), 6.85% (FSA INS), 1/1/2009	AAA	143,725
500,000	Louisiana Stadium and Expo District, Hotel Occupancy Tax and Stadium Refunding Revenue Bonds, (Series A), 6.00% (FGIC INS), 7/1/2016	AAA	550,990
1,500,000	Louisiana Stadium and Expo District, Revenue Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 7/1/2026	AAA	1,687,395
2,445,000	Louisiana Stadium and Expo District, (Series B), Refunding Revenue Bonds, 4.75% (FGIC INS)/(Original Issue Yield: 5.03%), 7/1/2021	AAA	2,403,215
1,500,000	Louisiana Stadium and Expo District, (Series B), Refunding Revenue Bonds, 5.00% (FGIC INS)/(Original Issue Yield: 5.09%), 7/1/2026	AAA	1,502,790
$2,500,000	Louisiana State Office Facilities, Revenue Bonds, 5.00% (AMBAC INS)/(Original Issue Yield: 5.20%), 5/1/2021	AAA	$ 2,519,375
500,000	Louisiana State Office Facilities, Revenue Bonds, 5.375% (MBIA INS)/(Original Issue Yield: 5.43%), 3/1/2019	AAA	524,320
5,000,000	Louisiana State University and Agricultural and Mechanical College, Revenue Bonds, 5.50% (MBIA INS)/(Original Issue Yield: 5.80%), 7/1/2026	AAA	5,203,000
1,250,000	Louisiana State University and Agricultural and Mechanical College, University & College Improvement Refunding Revenue Bonds, 5.00% (University of New Orleans Project)/(AMBAC INS), 10/1/2030	AAA	1,249,000
1,500,000	Louisiana State, (Series A), 5.00% (Original Issue Yield: 5.23%), 11/15/2015	AAA	1,556,490
1,000,000	Louisiana State, (Series A), 5.00% (Original Issue Yield: 5.42%), 11/15/2019	AAA	1,015,790
2,500,000	Louisiana State, (Series A), 5.25% (Original Issue Yield: 4.92%), 11/15/2011	AAA	2,727,450
$1,000,000	Louisiana State, GO UT Bonds, (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.17%), 4/15/2018	AAA	$ 1,019,240
900,000	Louisiana State, GO UT Bonds, 5.125% (FGIC INS)/(Original Issue Yield: 5.30%), 4/15/2009	AAA	971,289
525,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.50% (FNMA COL), 2/1/2010	AAA	525,504
1,020,000	Monroe-Brentwood, LA, Housing Development Corp., Multifamily Housing Mortgage Refunding Revenue Bonds, 6.70% (FNMA COL), 8/1/2021	AAA	1,020,898
2,000,000	New Orleans, LA, Audubon Park, GO LT Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.25%), 10/1/2013	AAA	2,159,540
250,000	New Orleans, LA, Aviation Board, Refunding Revenue Bonds, 6.00% (FSA INS)/(Original Issue Yield: 6.16%), 9/1/2019	AAA	266,698
$ 50,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, 5.35% (FNMA and GNMA COL), 12/1/2020	AAA	$ 52,092
1,250,000	New Orleans, LA, Home Mortgage Authority, SFM Revenue Bonds, (Series A), 6.65% (FNMA and GNMA COL), 9/1/2008	AAA	1,288,150
1,000,000	New Orleans, LA, Home Mortgage Authority, Special Obligation Revenue Bonds, 6.25% (United States Treasury COL)/(Original Issue Yield: 6.517%), 1/15/2011	AAA	1,163,910
145,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Refunding Revenue Bonds, 7.375% (FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	149,436
500,000	New Orleans, LA, Housing Development Corp., Multifamily Housing Revenue Bonds, 7.375% (Southwood Patio)/(FNMA COL)/(Original Issue Yield: 7.544%), 8/1/2005	AAA	512,510
1,900,000	New Orleans, LA, GO Refunding Bonds, 6.20% (AMBAC INS)/(Original Issue Yield: 6.30%), 10/1/2021	AAA	2,062,773
$4,750,000	New Orleans, LA, GO UT Capital Appreciation Bonds (AMBAC INS)/(Original Issue Yield: 7.10%), 9/1/2013	AAA	$ 2,736,095
980,000	New Orleans, LA, GO UT Refunding Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 6.00%), 10/1/2011	AAA	1,075,138
6,000	New Orleans, LA, GO UT Refunding Bonds, 7.30% (AMBAC INS)/(Original Issue Yield: 7.35%), 12/1/2001	AAA	6,072
2,000,000	New Orleans, LA, Refunding Revenue Bonds, (Series B), 5.00% (FSA INS)/(Original Issue Yield: 5.10%), 12/1/2012	AAA	2,114,400
1,000,000	Orleans, LA, Levee District, Refunding Revenue Bonds, (Series A), 5.95% (FSA INS)/(Original Issue Yield: 6.039%), 11/1/2014	AAA	1,092,490
790,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 3/1/2020	AAA	855,752
780,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.81%), 3/1/2021	AAA	841,097
$1,020,000	Ouachita Parish, LA, East Ouachita Parish School District, GO UT Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.85%), 3/1/2024	AAA	$ 1,097,673
2,500,000	Rapides Parish, LA, Industrial Development, Refunding Revenue Bonds, 5.875% (AMBAC INS)/(Original Issue Yield: 5.95%), 9/1/2029	AAA	2,722,350
1,000,000	Shreveport, LA, GO UT Public Improvement Bonds, 5.00%, 3/1/2017	AAA	1,021,000
750,000	Shreveport, LA, Revenue Bonds, (Series A), 5.375% (FSA INS), 1/1/2028	AAA	764,978
500,000	Shreveport, LA, Revenue Bonds, (Series B), 5.375% (FSA INS), 1/1/2024	AAA	510,665
750,000	Shreveport, LA, Water & Sewer, Revenue Bonds, (Series A), 5.95% (FGIC INS), 12/1/2014	AAA	792,773
380,000	St. Charles Parish, LA, Consolidated Waterworks and Wastewater District No. 1, Utility Refunding Revenue Bonds, 7.15% (MBIA INS), 7/1/2016	AAA	388,911
$ 500,000	St. Charles Parish, LA, Environmental Improvement Revenue Bonds, 5.95% (LA Power & Light Co.)/(FSA INS)/(Original Issue Yield: 5.986%), 12/1/2023	AAA	$ 520,820
1,000,000	St. Charles Parish, LA, Solid Waste Disposal Revenue Bonds, 7.00% (LA Power & Light Co.)/(AMBAC INS)/(Original Issue Yield: 7.04%), 12/1/2022	AAA	1,067,570
535,000	St. Charles Parish School Board, School Improvement Revenue Bonds, 4.75% (AMBAC INS), 2/1/2018	AAA	534,679
1,000,000	St. James Parish, LA, GO UT Bonds, 5.50% (AMBAC INS), 3/1/2012	AAA	1,050,660
400,000	St. Tammany Parish, LA, Hospital Service District No. 2, Hospital Refunding Revenue Bonds, 6.125% (Connie Lee INS)/(Original Issue Yield: 6.315%), 10/1/2011	AAA	431,552
1,000,000	St. Tammany Parish, LA, Hospital Service District No. 2, Revenue Bonds, 6.25% (Connie Lee INS)/(Original Issue Yield: 6.40%), 10/1/2014	AAA	1,108,230
500,000	St. Tammany Parish, LA, Wide School District No. 12, GO UT Bonds, 5.375% (FSA INS), 3/1/2013	AAA	523,130
Principal Amount or Shares		Credit Rating(4)	Value
$ 625,000	State Colleges & Universities, LA, Recreational Facility Improvements, 5.50% (University of Southwestern, LA Cajundome)/(MBIA INS)/(Original Issue Yield: 5.499%), 9/1/2017	AAA	$ 666,388
500,000	State Colleges & Universities, LA, Revenue Bonds, 5.65% (University of Southwestern, LA)/(MBIA INS), 9/1/2026	AAA	529,490
1,000,000	University of Louisiana, Revenue Bonds, 5.10% (AMBAC INS)/(Original Issue Yield: 5.20%), 4/1/2024	AAA	1,010,910

	Total		94,815,434

	Puerto Rico--0.7%
600,000	Puerto Rico Municipal Finance Agency, Revenue Bonds, (SeriesA), 6.00% (FSA INS)/(Original Issue Yield: 6.30%), 7/1/2014	AAA	664,848

	TOTAL LONG-TERM MUNICIPALS (identified cost $89,931,223)		95,902,770

	MUTUAL FUND--1.7%
1,653,822	Federated Tax-Free Obligations Fund, Institutional Shares (at net asset value)		1,653,822

	TOTAL INVESTMENTS (identified cost $91,585,045)		$97,556,592

MID-CAP EQUITY FUND

Shares		Value
	COMMON STOCKS--92.7%
	Commercial Services--1.7%
5,700	Galileo International, Inc.	$ 177,270
1,200	McGraw-Hill Cos., Inc.	71,100
8,700	(1) Robert Half International, Inc.	216,543
8,200	Viad Corp.	215,660

	Total	680,573

	Communications--0.6%
4,434	Verizon Communications, Inc.	221,700

	Consumer Durables--3.2%
4,600	Centex Corp.	201,480
5,800	(1) Electronic Arts, Inc.	334,718
11,500	Harley Davidson, Inc.	558,785
4,800	Lennar Corp.	213,840

	Total	1,308,823

	Consumer Non-Durables--4.7%
7,760	Church and Dwight, Inc.	211,382
5,200	Coors Adolph Co., Class B	240,760
13,880	Hormel Foods Corp.	353,524
8,570	(1) Jones Apparel Group, Inc.	273,383
10,100	McCormick & Co., Inc.	456,520
6,600	R.J. Reynolds Tobacco Holdings, Inc.	381,150

	Total	1,916,719

	Consumer Services--3.7%
7,800	(1) Apollo Group, Inc., Class A	307,086
2,750	Dow Jones & Co.	150,920
3,300	(1) Papa Johns International, Inc.	83,325
8,900	(1) Pixar, Inc.	371,130
4,900	Readers Digest Association, Inc., Class A	91,630
26,060	Ruby Tuesday, Inc.	474,292

	Total	1,478,383

	Distribution Services--1.8%
6,400	(1) Amerisource Bergen Corp.	412,416
13,800	Avnet, Inc.	332,304

	Total	744,720

	Electronic Technology--9.1%
13,000	(1) Altera Corp.	369,200
8,000	(1) Cypress Semiconductor Corp.	172,880
10,400	Harris Corp.	305,032
2,850	(1) Integrated Device Technology, Inc.	88,606
2,600	(1) International Rectifier Corp.	96,148
13,800	(1) Jabil Circuit, Inc.	$ 318,918
2,500	(1) L-3 Communications Holdings, Inc.	167,750
9,300	(1) Lattice Semiconductor Corp.	217,341
8,400	Linear Technology Corp.	345,072
6,500	(1) Mentor Graphics Corp.	107,250
5,400	(1) Microchip Technology, Inc.	192,726
4,800	(1) NVIDIA Corp.	406,608
11,600	(1) Sanmina Corp.	208,916
5,000	(1) Semtech Corp.	186,650
13,950	(1) Vishay Intertechnology, Inc.	325,453
6,000	(1) Waters Corp.	198,780

	Total	3,707,330

	Energy Minerals--1.8%
2,800	Ashland,Inc.	118,720
3,000	Kerr-McGee Corp.	175,230
6,800	Noble Affiliates, Inc.	229,500
2,200	Tosco Corp.	102,080
2,850	Valero Energy Corp.	118,275

	Total	743,805

	Finance--17.3%
7,500	AFLAC, Inc.	206,400
2,100	Allmerica Financial Corp.	111,867
2,305	AMBAC Financial Group, Inc.	136,456
5,735	American International Group, Inc.	448,477
3,600	(1) Americredit Corp.	166,176
15,263	AmSouth Bancorporation	290,302
3,900	Astoria Financial Corp.	230,100
4,737	Bear Stearns Cos., Inc.	247,224
7,700	City National Corp.	358,358
17,700	Dime Bancorp, Inc.	683,220
7,809	Fifth Third Bancorp	455,265
9,900	First Tennessee National Corp.	318,879
5,700	(1) Fiserv, Inc.	308,769
3,100	Investment Technology Group, Inc.	179,769
7,000	Lehman Brothers Holdings, Inc.	459,550
5,400	M&T Bank Corp.	392,310
7,800	Mercantile Bankshares Corp.	317,850
21,500	North Fork Bancorp, Inc.	640,700
2,200	PMI Group, Inc.	143,440
5,600	Radian Group, Inc.	224,616
7,550	SEI Investments, Co.	309,852
8,200	TCF Financial Corp.	372,280

	Total	7,001,860

	Health Services--6.3%
6,329	Cardinal Health, Inc.	$ 461,637
10,600	(1) Express Scripts, Inc.	567,312
6,000	(1) Quest Diagnostic, Inc.	375,900
6,250	(1) Trigon Healthcare, Inc.	404,687
15,700	Universal Health Services, Inc., Class B	742,610

	Total	2,552,146

	Health Technology--7.0%
9,370	Allergan, Inc.	676,983
3,000	(1) Elan Corp. PLC, ADR	155,850
7,200	(1) Forest Laboratories, Inc., Class A	525,672
8,900	(1) Genzyme Corp.	504,096
3,600	Hillenbrand Industries, Inc.	195,480
7,600	(1) IDEC Pharmaceuticals Corp.	450,452
9,825	Ivax Corp.	330,710

	Total	2,839,243

	Industrial Services--3.9%
13,800	(1) BJ Services Co.	309,534
8,400	ENSCO International, Inc.	153,216
9,818	El Paso Corp.	477,057
9,100	Granite Construction, Inc.	220,675
9,400	Helmerich & Payne, Inc.	287,264
5,800	(1) Nabors Industries, Inc.	142,216

	Total	1,589,962

	Miscellaneous--4.7%
20,800	Midcap SPDR Trust Series 1	1,884,688

	Non-Energy Minerals--0.7%
1,900	Cleveland Cliffs, Inc.	31,920
974	Georgia-Pacific Corp.	35,590
4,180	Vulcan Materials Co.	200,682

	Total	268,192

	Process Industries--2.9%
4,000	Air Products & Chemicals, Inc.	169,600
7,790	Albemarle Corp.	164,681
4,000	Ball Corp.	210,600
8,995	Cabot Corp.	363,128
1,700	(1) Cabot Microelectronics Corp.	119,085
8,000	Glatfelter (P.H.) Co.	127,520

	Total	1,154,614

	Producer Manufacturing--4.6%
5,300	(1) American Standard Companies, Inc.	$ 370,205
4,150	Cummins Engine Co., Inc.	156,663
5,600	Danaher Corp.	311,192
7,200	(1) Energizer Holdings, Inc.	127,224
2,500	Ingersoll-Rand Co.	101,425
4,200	Johnson Controls, Inc.	307,650
3,600	Teleflex, Inc.	177,120
4,060	Trinity Industries, Inc.	101,175
2,955	United Technologies Corp.	202,122

	Total	1,854,776

	Retail Trade--4.8%
8,300	(1) Abercrombie & Fitch Co., Class A	251,822
8,400	(1) American Eagle Outfitters, Inc.	216,300
4,100	(1) BJ's Wholesale Club, Inc.	200,900
9,560	(1) Bed Bath & Beyond, Inc.	275,806
16,300	Ross Stores, Inc.	477,590
1,200	(1) Safeway, Inc.	54,132
15,620	Tiffany & Co.	486,563

	Total	1,963,113

	Technology Services--6.9%
16,400	Adobe Systems, Inc.	551,204
8,200	(1) Concord EFS, Inc.	430,254
8,900	(1) DST Systems, Inc.	425,865
3,600	(1) Intuit, Inc.	136,008
10,900	Paychex, Inc.	404,063
25,000	(1) Rational Software Corp.	359,000
21,000	(1) SunGard Data Systems, Inc.	496,650

	Total	2,803,044

	Transportation--1.0%
3,400	CNF Transportation, Inc.	102,102
6,000	Overseas Shipholding Group, Inc.	163,560
1,330	UAL Corp.	43,464
2,800	US Freightways Corp.	101,920

	Total	411,046

	Utilities--6.0%
5,600	Black Hills Corp.	177,800
14,660	Conectiv, Inc.	348,908
10,400	Dynegy, Inc.	438,568
18,900	Energy East Corp.	398,034
3,500	MDU Resources Group, Inc.	99,680
4,454	NSTAR	$ 198,470
8,550	NiSource, Inc.	215,546
4,600	Public Service Co. New Mexico	130,640
19,270	Questar Corp.	436,273

	Total	2,443,919

	TOTAL COMMON STOCKS (identified cost $34,327,793)	37,568,656

Principal Amount		Value
	(2) REPURCHASE AGREEMENT--7.3%
$ 2,953,000	State Street Corp., 3.56%, dated 8/31/2001, due 9/4/2001 (at amortized cost)	$ 2,953,000

	TOTAL INVESTMENTS (identified cost $37,280,793)	$ 40,521,656

TOTAL RETURN BOND FUND

Principal Amount		Value
	CORPORATE BONDS--40.0%
	Banking--2.3%
$ 1,500,000	Swiss Bank Corp. New York, Sub. Note, 7.25%, 9/1/2006	$ 1,622,280

	Consumer Durables--2.9%
2,000,000	Ford Motor Co., Note, 7.25%, 10/1/2008	2,073,740

	Consumer Non-Durables--2.2%
1,500,000	Nabisco, Inc., Note, 6.375%, 2/1/2035	1,538,430

	Consumer Services--0.7%
500,000	AOL Time Warner, Inc., Note, 6.75%, 4/15/2011	512,545

	Electronic Technology--0.7%
500,000	International Business Machines Corp., Sr. Note, 5.25%, 12/1/2003	508,810

	Energy Minerals--2.1%
1,500,000	Enron Corp., Note, 6.40%, 7/15/2006	1,517,715

	Finance--11.5%
2,000,000	AFLAC, Inc., Sr. Note, 6.50%, 4/15/2009	2,017,820
1,250,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	1,321,112
1,000,000	Bank of America Corp., Sub. Note, 7.50%, 10/15/2002	1,039,930
2,000,000	Conseco, Inc., Note, 9.00%, 10/15/2006	1,730,000
1,000,000	General Electric Capital Corp., Medium Term Note, Series A, 6.15%, 11/5/2001	1,004,400
1,000,000	Lehman Brothers, Inc., Sr. Sub. Note, 6.50%, 4/15/2008	1,018,860

	Total	8,132,122

	Finance-Insurance--2.9%
2,000,000	Old Republic International Corp., Deb., 7.00%, 6/15/2007	2,070,960

	Process Industries--2.8%
1,000,000	Du Pont (E.I.) de Nemours & Co., Note, 6.50%, 9/1/2002	1,024,960
1,000,000	Lubrizol Corp., Note, 5.875%, 12/1/2008	969,420

	Total	1,994,380

	Retail Trade--7.6%
$ 3,000,000	Dayton-Hudson Corp., Note, 7.50%, 7/15/2006	$ 3,290,640
2,000,000	Wal-Mart Stores, Inc., Unsecd. Note, 6.55%, 8/10/2004	2,104,420

	Total	5,395,060

	Technology Services--1.4%
1,000,000	First Data Corp., Note, 5.80%, 12/15/2008	976,870

	Utilities--2.9%
2,000,000	K N Energy, Inc., Deb., 9.625%, 8/1/2021	2,089,740

	TOTAL CORPORATE BONDS (identified cost $27,774,225)	28,432,652

	GOVERNMENT AGENCIES--31.9%
	Federal Home Loan Bank--0.8%
550,000	7.01%, 6/14/2006	597,272

	Federal Home Loan Mortgage Corporation--3.0%
2,000,000	Unsecd. Bond, 6.75%, 9/15/2029	2,154,100

	Federal National Mortgage Association--9.9%
1,500,000	Unsecd. Note, 6.00%, 12/15/2005	1,564,740
1,000,000	Unsecd. Note, 6.50%, 8/15/2004	1,058,060
2,000,000	Unsecd. Note, 7.125%, 3/15/2007	2,191,960
2,000,000	Unsecd. Note, 7.125%, 6/15/2010	2,214,560

	Total	7,029,320

	(5) Federal National Mortgage Association--0.0%
691	Pool 1804, 11.00%, 4/1/2011	751
3,705	Pool 76204, 11.00%, 6/1/2019	4,189
3,800	Pool 85131, 11.00%, 5/1/2017	4,311

	Total	9,251

	(5) Government National Mortgage Association 15-Year--0.7%
448,633	Pool 420153, 7.00%, 9/15/2010	467,279

	(5) Government National Mortgage Association 30-Year--14.1%
20,710	Pool 147875, 10.00%, 3/15/2016	23,098
78,641	Pool 168511, 8.00%, 7/15/2016	84,072
$ 42,653	Pool 174673, 8.00%, 8/15/2016	$ 45,505
24,013	Pool 177145, 8.00%, 1/15/2017	25,672
3,536	Pool 188080, 8.00%, 9/15/2018	3,770
34,448	Pool 212047, 8.00%, 5/15/2017	36,827
39,212	Pool 212660, 8.00%, 4/15/2017	41,919
59,643	Pool 216950, 8.00%, 6/15/2017	63,761
55,489	Pool 217533, 8.00%, 5/15/2017	59,200
20,424	Pool 225725, 10.00%, 9/15/2020	22,869
40,012	Pool 227430, 9.00%, 8/15/2019	43,463
18,626	Pool 253449, 10.00%, 10/15/2018	20,855
21,256	Pool 279619, 10.00%, 9/15/2019	23,800
24,347	Pool 279629, 9.00%, 10/15/2019	26,447
31,295	Pool 283261, 9.00%, 11/15/2019	33,974
49,768	Pool 287853, 9.00%, 4/15/2020	54,092
7,242	Pool 288570, 10.00%, 8/15/2020	8,109
13,281	Pool 288967, 9.00%, 4/15/2020	14,419
49,819	Pool 288994, 9.00%, 5/15/2020	54,116
15,969	Pool 289082, 9.00%, 4/15/2020	17,327
26,700	Pool 291100, 9.00%, 5/15/2020	28,986
13,812	Pool 292364, 10.00%, 9/15/2020	15,466
14,338	Pool 296315, 10.00%, 9/15/2020	16,054
238,427	Pool 302101, 7.00%, 6/15/2024	245,878
253,360	Pool 345031, 7.00%, 10/15/2023	261,356
262,736	Pool 345090, 7.00%, 11/15/2023	271,028
127,015	Pool 360772, 7.00%, 2/15/2024	131,263
219,582	Pool 382074, 7.00%, 9/15/2025	226,376
86,344	Pool 404653, 7.00%, 9/15/2025	89,016
251,957	Pool 408884, 7.00%, 9/15/2025	259,753
384,221	Pool 410108, 7.00%, 9/15/2025	396,109
246,200	Pool 410786, 7.00%, 9/15/2025	253,818
495,370	Pool 415427, 7.50%, 8/15/2025	514,878
310,690	Pool 415865, 7.00%, 9/15/2025	320,303
807,898	Pool 418781, 7.00%, 9/15/2025	832,894
752,235	Pool 420157, 7.00%, 10/15/2025	775,509
1,489,959	Pool 532641, 7.00%, 12/15/2030	1,528,609
3,027,187	Pool 780717, 7.00%, 2/15/2028	3,118,941

	Total	9,989,532

	(5) Government National Mortgage Association 40-Year--3.4%
$ 2,317,649	Pool 453534, 7.50%, 10/15/2038	$ 2,396,356

	TOTAL GOVERNMENT AGENCIES (identified cost $21,481,159)	22,643,110

	(3) LONG-TERM MUNICIPALS--5.7%
1,175,000	Liberal, KS, GO UT Bonds (Series 2), 6.50% (FSA INS), 12/1/2010	1,225,102
2,000,000	New Orleans, LA Aviation Board, Revenue Bonds, 7.10% (AMBAC INS), 10/1/2027	2,057,940
360,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds (Series B), 6.00% (MBIA INS), 12/1/2006	373,216
350,000	Vail, CO Sales Tax Revenue, Refunding Revenue Bonds (Series B), 6.05% (MBIA INS), 12/1/2007	363,023

	TOTAL LONG-TERM MUNICIPALS (identified cost $3,870,180)	4,019,281

	TREASURY SECURITIES--18.5%
	U.S. Treasury Bond--15.7%
3,000,000	United States Treasury Bond, 6.00%, 2/15/2026	3,204,630
1,250,000	United States Treasury Bond, 6.125%, 11/15/2027	1,362,400
4,500,000	United States Treasury Bond, 7.50%, 5/15/2002	4,629,060
1,300,000	United States Treasury Bond, 12.50%, 8/15/2014	1,942,187

	Total	11,138,277

	U.S. Treasury Note--2.8%
2,000,000	United States Treasury Note, 4.625%, 5/15/2006	2,021,220

	TOTAL TREASURY SECURITIES (identified cost $13,287,195)	13,159,497

	(2) REPURCHASE AGREEMENT--2.7%
1,938,000	State Street Corp., 3.56%, dated 8/31/2001, due 9/4/2001 (at amortized cost)	1,938,000

	TOTAL INVESTMENTS (identified cost $68,350,759)	$ 70,192,540

U.S. GOVERNMENT INCOME FUND

Principal Amount		Value
	LONG-TERM OBLIGATIONS--92.9%
	Corporate Bonds--14.2%
$ 2,000,000	Alcoa, Inc., 6.500%, 6/1/2011	$ 2,076,420
1,200,000	Bear Stearns Cos., Inc., 6.150%, 3/2/2004	1,235,028
1,450,000	CIGNA Corp., 7.650%, 3/1/2023	1,513,872
2,000,000	Computer Sciences Corp., 7.375%, 6/15/2011	2,090,400
1,000,000	Ford Motor Credit Co., 6.125%, 3/20/2004	1,025,460
1,500,000	GE Global Insurance, 7.500%, 6/15/2010	1,650,240
1,500,000	General Motors Acceptance Corp., 5.910%, 3/11/2002	1,513,965
1,000,000	J.P. Morgan & Co., Inc., 6.000%, 1/15/2009	988,330

	Total	12,093,715

	Federal Home Loan Bank--6.1%
2,000,000	5.980%, 6/18/2008	2,070,100
2,000,000	6.300%, 2/3/2009	2,001,480
850,000	7.010%, 6/14/2006	923,057
205,000	7.555%, 2/27/2002	208,895

	Total	5,203,532

	(5) Federal Home Loan Mortgage Corporation--5.4%
1,500,000	5.825%, 2/9/2006	1,550,745
1,000,000	6.148%, 9/23/2008	1,001,300
2,000,000	6.750%, 12/30/2013	2,004,258

	Total	4,556,303

	(5) Federal Home Loan Mortgage Corporation REMIC--6.2%
3,074,000	7.000%, 11/15/2005	3,209,932
152,138	7.500%, 2/15/2003	152,348
1,000,000	7.500%, 9/15/2021	1,045,660
800,000	7.500%, 1/15/2029	835,640
29,344	9.500%, 1/15/2005	29,945

	Total	5,273,525

	(5) Federal Home Loan Mortgage Corporation 15-Year--0.1%
34,748	9.250%, 6/1/2002	35,080
1,242	9.500%, 10/1/2001	1,246
$ 626	9.500%, 12/1/2001	$ 635
15,115	9.500%, 10/1/2004	15,288

	Total	52,249

	(5) Federal Home Loan Mortgage Corporation 30-Year--0.5%
226,331	8.750%, 2/1/2017	244,720
19,721	9.000%, 6/1/2016	21,003
538	9.000%, 9/1/2016	585
2,719	9.000%, 10/1/2016	2,896
26,725	9.000%, 1/1/2017	29,064
4,249	9.000%, 5/1/2018	4,621
12,587	9.500%, 10/1/2019	13,799
40,487	10.000%, 5/1/2014	44,497
73,851	10.000%, 6/1/2018	81,167
6,169	10.000%, 8/1/2019	6,780
7,716	10.000%, 6/1/2020	8,480

	Total	457,612

	Federal National Mortgage Association--7.5%
1,000,000	5.750%, 6/15/2005	1,035,630
1,000,000	6.000%, 5/15/2008	1,040,050
465,000	6.460%, 6/29/2012	482,572
1,000,000	6.560%, 11/26/2007	1,023,380
1,750,000	7.150%, 1/29/2007	1,771,052
1,000,000	7.280%, 5/23/2007	1,022,090

	Total	6,374,774

	(5) Federal National Mortgage Association REMIC--0.4%
275,865	6.500%, 5/25/2023	284,781
19,488	9.400%, 7/25/2003	19,991

	Total	304,772

	(5) Federal National Mortgage Association 15-Year--0.5%
399,664	7.000%, 8/1/2012	413,404

	(5) Federal National Mortgage Association 30-Year--3.2%
840,345	6.500%, 1/1/2007	858,732
1,735,984	6.500%, 1/1/2008	1,767,996
39,309	8.500%, 2/1/2011	42,159
52,770	9.500%, 8/1/2020	57,742

	Total	2,726,629

	(5) Government National Mortgage Association 15-Year--5.4%
$ 4,175,863	7.000%, 12/15/2008	$ 4,353,338
50,320	7.000%, 11/15/2009	52,411
149,854	7.000%, 9/15/2010	156,082

	Total	4,561,831

	(5) Government National Mortgage Association 30-Year--15.6%
969,639	6.500%, 4/15/2029	980,247
302,741	7.500%, 10/15/2022	315,514
580,474	7.500%, 3/15/2026	603,333
1,127,362	7.500%, 9/15/2026	1,170,698
1,020,311	7.500%, 11/20/2029	1,051,880
1,362,129	7.500%, 12/20/2029	1,404,274
1,193,184	7.500%, 12/20/2030	1,230,101
683,544	8.000%, 1/15/2022	723,634
646,550	8.000%, 4/15/2022	682,782
539,662	8.000%, 8/15/2022	569,904
189,959	8.000%, 11/15/2022	199,635
965,693	8.000%, 10/15/2029	1,007,643
831,252	8.000%, 1/20/2030	863,720
874,818	8.000%, 2/20/2030	908,989
1,191,109	8.000%, 3/20/2030	1,237,634
99,471	8.500%, 2/20/2025	104,506
114,652	9.000%, 2/15/2020	124,326
75,499	9.500%, 6/15/2020	83,262
44,350	9.500%, 7/15/2020	48,786

	Total	13,310,868

	U.S. Treasury Bonds--17.0%
1,500,000	United States Treasury Bond, 6.000%, 2/15/2026	1,602,315
3,000,000	United States Treasury Bond, 6.250%, 8/15/2023	3,289,410
1,000,000	United States Treasury Bond, 6.250%, 5/15/2030	1,118,000
1,500,000	United States Treasury Bond, 7.250%, 5/15/2016	1,787,715
1,000,000	United States Treasury Bond, 7.250%, 8/15/2022	1,221,150
$ 1,450,000	United States Treasury Bond, 7.875%, 11/15/2007	$ 1,523,776
500,000	United States Treasury Bond, 7.875%, 2/15/2021	644,325
300,000	United States Treasury Bond, 8.500%, 2/15/2020	406,518
500,000	United States Treasury Bond, 8.750%, 5/15/2020	693,715
900,000	United States Treasury Bond, 10.375%, 11/15/2009	1,062,585
1,000,000	United States Treasury Bond, 10.750%, 2/15/2003	1,101,640

	Total	14,451,149

	U.S. Treasury Notes--10.8%
500,000	United States Treasury Note, 5.625%, 2/15/2006	526,640
1,000,000	United States Treasury Note, 6.125%, 8/15/2007	1,079,160
1,000,000	United States Treasury Note, 6.250%, 8/31/2002	1,029,010
1,500,000	United States Treasury Note, 6.250%, 2/15/2007	1,625,280
2,000,000	United States Treasury Note, 6.500%, 5/15/2005	2,157,180
250,000	United States Treasury Note, 6.500%, 10/15/2006	272,988
1,000,000	United States Treasury Note, 6.500%, 2/15/2010	1,112,890
300,000	United States Treasury Note, 6.500%, 5/31/2002	307,053
1,000,000	United States Treasury Note, 7.000%, 7/15/2006	1,110,940

	Total	9,221,141

	TOTAL LONG-TERM OBLIGATIONS (identified cost $76,427,502)	79,001,504

	(2) REPURCHASE AGREEMENT--6.5%
5,503,000	State Street Corp., 3.560%, dated 8/31/2001, due 9/4/2001 (at amortized cost)	5,503,000

	TOTAL INVESTMENTS (identified cost $81,930,502)	$ 84,504,504

CASH RESERVE FUND

Principal Amount		Value
	(6) COMMERCIAL PAPER--74.1%
	Consumer Non-Durables--6.9%
$ 3,600,000	Coca-Cola Enterprises, Inc., 3.460%, 9/12/2001	$ 3,596,194
8,000,000	Colgate-Palmolive Co., 3.540%, 9/14/2001	7,989,773
5,200,000	Kimberly-Clark Corp., 3.410%, 10/12/2001	5,179,805

	Total	16,765,772

	Consumer Services--3.9%
8,000,000	Cargill, Inc., 3.430%, 9/14/2001	7,990,091
1,520,000	Walt Disney Co., 3.700%, 9/7/2001	1,519,063

	Total	9,509,154

	Energy Minerals--3.3%
8,000,000	Chevron U.S.A., Inc., (Guaranteed by Chevron Corp.), 3.480%, 9/5/2001	7,996,907

	Finance--37.2%
8,000,000	American General Finance Corp., 3.460%, 10/4/2001	7,974,627
8,000,000	BellSouth Capital Funding Corp., 3.460%, 9/10/2001	7,993,080
7,500,000	CIESCO L.P., 3.570%, 9/11/2001	7,492,563
8,000,000	Citicorp, 3.480% - 3.685%, 9/20/2001 - 8/13/2002	8,000,852
8,000,000	Deutsche Bank Financial, Inc., (GTD by Deutsche Bank AG), 3.570%, 9/5/2001	7,996,827
8,942,000	Falcon Asset Securitization Corp., 3.510% - 3.530%, 9/25/2001 - 10/1/2001	8,920,509
5,670,000	Ford Motor Credit Co., 6.520% - 6.550%, 8/12/2002 - 9/10/2002	5,802,825
5,000,000	General Motors Acceptance Corp., 3.850%, 4/18/2002	4,996,066
8,000,000	Prudential Funding Corp., 3.430%, 10/18/2001	7,964,176
8,000,000	Toyota Motor Credit Corp., 3.510%, 9/5/2001	7,996,880
8,000,000	USAA Capital Corp., 3.550%, 9/4/2001	7,997,633
8,000,000	Wells Fargo & Co., 3.650%, 9/13/2001	7,990,267

	Total	91,126,305

	Finance-Commercial--9.8%
$ 8,000,000	CIT Group, Inc., 3.490%, 9/4/2001	$ 7,997,673
8,000,000	Deere (John) Capital Corp., 3.560%, 9/7/2001	7,995,253
8,000,000	General Electric Capital Corp., 3.520%, 9/6/2001	7,996,089

	Total	23,989,015

	Health Technology--3.2%
8,000,000	Abbott Laboratories, 3.450%, 9/24/2001	7,982,367

	Non-Energy Minerals--3.3%
8,000,000	Alcoa, Inc., 3.500%, 9/4/2001	7,997,667

	Process Industries--3.3%
8,000,000	Du Pont (E.I.) de Nemours & Co., 3.500%, 9/4/2001 - 9/7/2001	7,997,083

	Technology Services--3.2%
8,000,000	Electronic Data Systems Corp., 3.470%, 9/25/2001	7,981,493

	TOTAL COMMERCIAL PAPER	181,345,763

	(7) GOVERNMENT AGENCIES--13.2%
	Finance--13.2%
2,000,000	Federal Home Loan Bank System, 3.625%, 8/28/2002	2,000,000
2,000,000	Federal Home Loan Bank System, 3.740%, 8/21/2002	2,000,000
5,000,000	Federal Home Loan Bank System, 4.000%, 8/6/2002	5,000,000
5,000,000	Federal Home Loan Bank System, 4.110%, 6/6/2002	5,000,000
100,000	Federal Home Loan Bank System, 4.660%, 10/15/2001	99,973
100,000	Federal Home Loan Bank System, 5.125%, 2/26/2002	100,600
565,000	Federal Home Loan Bank System, 5.250%, 4/25/2002	570,120
500,000	Federal Home Loan Bank System, 5.375%, 2/25/2002	503,055
500,000	Federal Home Loan Bank System, 5.530%, 4/12/2002	504,600
500,000	Federal Home Loan Bank System, 6.010%, 5/22/2002	507,651
100,000	Federal Home Loan Bank System, 6.420%, 10/30/2001	100,384
$ 100,000	Federal Home Loan Bank System, 6.820%, 9/24/2001	$ 100,169
2,000,000	Federal Home Loan Mortgage Corp., 3.650%, 9/27/2002	2,000,000
2,500,000	Federal Home Loan Mortgage Corp., 4.020%, 7/2/2002	2,500,000
2,500,000	Federal Home Loan Mortgage Corp., 4.030%, 6/28/2002	2,500,000
615,000	Federal Home Loan Mortgage Corp., 5.500%, 5/15/2002	621,644
1,380,000	Federal Home Loan Mortgage Corp., 7.900%, 9/19/2001	1,381,974
130,000	Federal National Mortgage Association, 4.625%, 10/15/2001	130,087
610,000	Federal National Mortgage Association, 5.375%, 3/15/2002	614,181
$ 425,000	Federal National Mortgage Association, 6.610%, 5/8/2002	$ 432,467
390,000	Federal National Mortgage Association, 6.625%, 1/15/2002	393,331
191,000	Federal National Mortgage Association, 6.625%, 4/15/2002	194,046
5,000,000	Federal National Mortgage Association, 6.640%, 9/18/2001	5,004,448

	TOTAL GOVERNMENT AGENCIES	32,258,730

	(2) REPURCHASE AGREEMENT--11.3%
27,780,000	State Street Corp., 3.560%, dated 8/31/2001, due 9/4/2001	27,780,000

	TOTAL INVESTMENTS (at amortized cost)	$ 241,384,493

U.S. TREASURY MONEY MARKET FUND

Principal Amount or Shares		Value
	(7) U.S. TREASURY BILLS--42.0%
$ 15,000,000	3.280% - 3.305%, 12/27/2001	$ 14,840,994
10,000,000	3.290%, 12/20/2001	9,899,472
1,800,000	3.430%, 9/13/2001	1,797,942
10,000,000	3.430% - 3.738%, 11/8/2001	9,933,369
10,000,000	3.470% - 3.731%, 11/1/2001	9,939,932
20,000,000	3.474% - 3.541%, 9/20/2001	19,963,847
7,000,000	3.550%, 9/6/2001	6,996,539
10,000,000	3.600%, 9/27/2001	9,975,011
5,000,000	3.710%, 11/15/2001	4,962,552

	TOTAL U.S. TREASURY BILLS	88,309,658

	U.S. TREASURY NOTES--9.6%
15,000,000	5.875% - 6.250%, 10/31/2001	15,054,395
5,000,000	5.875%, 11/30/2001	5,026,572

	TOTAL U.S. TREASURY NOTES	20,080,967

	MUTUAL FUND--4.2%
8,750,000	Fidelity Institutional Cash Treasury Money Market Fund (at net asset value)	8,750,000
	(2) REPURCHASE AGREEMENTS--45.7%
$ 12,100,000	Hibernia National Bank, 3.600%, dated 8/31/2001, due 9/4/2001	12,100,000
45,000,000	Morgan Stanley Group., Inc., 3.600%, dated 8/31/2001, due 9/4/2001	45,000,000
39,010,000	State Street Corp., 3.560%, dated 8/31/2001, due 9/4/2001	39,010,000

	TOTAL REPURCHASE AGREEMENTS	96,110,000

	TOTAL INVESTMENTS (at amortized cost)	$ 213,250,625

Notes to Portfolios of Investments

Hibernia Funds
August 31, 2001

(1)	Non-income producing.
(2)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio.
(3)

At August 31, 2001, 9.1% and 1.7% of the total investments at market value were subject to alternative minimum tax for Hibernia Louisiana Municipal Income Fund and Hibernia Total Return Bond Fund, respectively (unaudited).

(4)	Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.
(5)	Because of monthly principal payments, the average lives of certain government securities are less than the indicated periods.
(6)	Rate shown represents yield to maturity.
(7)	These issues show the rate of discount at time of purchase.

The following abbreviations are used in these portfolios:

ADR	--American Depository Receipt
AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
FHA	--Federal Housing Administration
FHLMC	--Federal Home Loan Mortgage Corporation
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDB	--Industrial Development Bond
INS	--Insured
LT	--Limited Tax
MBIA	--Municipal Bond Insurance Association
PFA	--Public Facility Authority
REMIC	--Real Estate Mortgage Investment Conduit
SFM	--Single Family Mortgage
UT	--Unlimited Tax

Percentages listed on Hibernia Capital Appreciation Fund and Hibernia Mid Cap Equity Fund Portfolio of Investments beneath the heading "Common Stock" represent the percentage of the respective portfolio invested in the identified economic sectors.

	For Federal Tax Purposes
Hibernia Funds	Cost of Investments	Net Unrealized Appreciation (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Net Assets*
Capital Appreciation Fund	$ 177,420,930	$ 103,509,285	$ 113,754,206	$ 10,244,921	$ 281,062,574
Louisiana Municipal Income Fund	91,585,045	5,971,547	5,971,547	--	98,822,273
Mid Cap Equity Fund	37,280,793	3,240,863	5,736,675	2,495,812	40,532,800
Total Return Bond Fund	68,350,759	1,841,781	2,392,210	550,429	71,059,639
U.S. Government Income Fund	81,930,502	2,574,002	2,693,815	119,813	85,017,432
Cash Reserve Fund	241,384,493	--	--	--	244,762,913
U.S. Treasury Money Market Fund	213,250,625	--	--	--	210,101,646

* The categories of investments are shown as a percentage of net assets at August 31, 2001.

Statements of Assets and Liabilities

Hibernia Funds
August 31, 2001

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Assets:
Investments in repurchase agreements	$ 13,071,000	$ --	$ 2,953,000
Investments in securities	267,859,215	97,556,592	37,568,656

Total investments in securities, at value	280,930,215	97,556,592	40,521,656
Cash	193,892	29,559	12,487
Income receivable	344,803	1,437,039	27,192
Receivable for shares sold	42,066	77,601	26,643

Total assets	281,510,976	99,100,791	40,587,978

Liabilities:
Payable for shares redeemed	123,832	5,724	3,684
Payable to Bank	--	--	--
Income distribution payable	--	212,364	--
Accrued expenses	324,570	60,430	51,494

Total liabilities	448,402	278,518	55,178

Net Assets Consist of:
Paid-in capital	164,964,685	92,986,544	37,041,905
Net unrealized appreciation of investments	103,509,285	5,971,547	3,240,863
Accumulated net realized gain (loss) on investments	12,472,914	(94,492)	249,138
Undistributed net investment income (Distributions in excess of net investment income)	115,690	(41,326)	894

Total Net Assets	$ 281,062,574	$ 98,822,273	$ 40,532,800

Net Assets:	$ 265,817,163 (1)	$ 98,822,273	$ 36,984,732 (3)

	$ 15,245,411 (2)	--	$ 3,548,068 (4)

Shares Outstanding:	12,753,146 (1)	8,722,138	2,943,273 (3)

	755,076 (2)	--	288,994 (4)

Total Shares Outstanding	13,508,222	8,722,138	3,232,267

Net Asset Value Per Share	$ 20.84 (1)	$ 11.33	$ 12.57 (3)

	$ 20.19 (2)	--	$ 12.28 (4)

Offering Price Per Share*	$ 21.82 (1)****	$ 11.68 ***	$ 13.16 (3)****

	$ 20.19 (2)	--	$ 12.28 (4)

Redemption Proceeds Per Share**	$ 20.84 (1)	$ 11.33	$ 12.57 (3)

	$ 19.08 (2)*****	--	$ 11.60 (4)*****

Investments, at identified cost	$ 177,420,930	$ 91,585,045	$ 37,280,793

(1) Represents Class A Shares of Capital Appreciation Fund.	* See "What Do Shares Cost" in the Prospectus.
(2) Represents Class B Shares of Capital Appreciation Fund.	** See "How to Redeem and Exchange Shares" in the Prospectus.
(3) Represents Class A Shares of Mid Cap Equity Fund.	*** Computation of Offering Price: 100/97 of net asset value.
(4) Represents Class B Shares of Mid Cap Equity Fund.	**** Computation of Offering Price: 100/95.50 of net asset value.
(5) Represents Class A Shares of Cash Reserve Fund.	***** Computation of Redemption Proceeds: 94.50/100 of net asset value.
(6) Represents Class B Shares of Cash Reserve Fund.

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ 1,938,000	$ 5,503,000	$ 27,780,000	$ 96,110,000
68,254,540	79,001,504	213,604,493	117,140,625

70,192,540	84,504,504	241,384,493	213,250,625
31,800	357	3,309,390	--
1,026,110	853,350	593,332	402,783
2,473	444	164,235	3,318

71,252,923	85,358,655	245,451,450	213,656,726

--	21,356	2,229	41,256
--	--	--	3,052,017
115,437	270,328	478,814	338,084
77,847	49,539	207,494	123,723

193,284	341,223	688,537	3,555,080

69,501,104	86,193,235	244,762,913	210,101,646
1,841,781	2,574,002	--	--
(252,242)	(3,760,486)	--	--
(31,004)	10,681	--	--

$ 71,059,639	$ 85,017,432	$ 244,762,913	$ 210,101,646

$ 71,059,639	$ 85,017,432	$ 244,254,269 (5)	$ 210,101,646

--	--	$ 508,644 (6)	--

6,997,002	8,250,964	244,254,269 (5)	210,101,655

--	--	508,644 (6)	--

6,997,002	8,250,964	244,762,913	210,101,655

$ 10.16	$ 10.30	$ 1.00 (5)	$ 1.00

--	--	$ 1.00 (6)	--

$ 10.47 ***	$ 10.62 ***	$ 1.00 (5)	$ 1.00

--	--	$ 1.00 (6)	--

$ 10.16	$ 10.30	$ 1.00 (5)	$ 1.00

--	--	$ 1.00 (6)	--

$ 68,350,759	$ 81,930,502	$ 241,384,493	$ 213,250,625

Statements of Operations

Hibernia Funds
August 31, 2001

	Capital Appreciation Fund	Louisiana Municipal Income Fund	Mid Cap Equity Fund
Investment Income:
Dividends	$ 3,679,657	$ --	$ 248,069
Interest	772,613	5,125,169	217,008

Total income	4,452,270	5,125,169	465,077

Expenses:
Investment adviser fee	2,595,257	420,121	253,594
Administrative personnel and services fee	376,558	101,641	50,000
Custodian fees	74,207	23,340	15,000
Transfer and dividend disbursing agent fees and expenses	102,054	29,521	69,475
Directors'/Trustees' fees	16,691	4,137	1,228
Auditing fees	23,988	14,037	12,320
Legal fees	4,136	5,134	7,253
Portfolio accounting fees	92,867	55,033	58,945
Distribution services fee	954,104 (1)	233,401	103,604 (2)
Shareholder services fee	44,509 (4)	--	9,536 (4)
Share registration costs	25,327	15,528	21,355
Printing and postage	10,567	10,955	8,589
Insurance premiums	1,831	917	729
Miscellaneous	14,483	7,865	4,365

Total expenses	4,336,579	921,630	615,993

Waivers:
Waiver of investment adviser fee	--	(214,729)	(51,974)
Waiver of distribution services fee	--	(93,360)	--

Total waivers	--	(308,089)	(51,974)

Net expenses	4,336,579	613,541	564,019

Net investment income (operating loss)	115,691	4,511,628	(98,942)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	12,472,914	(94,492)	1,378,728
Net change in unrealized appreciation (depreciation) on investments	(84,655,669)	4,261,976	(6,564,538)

Net realized and unrealized gain (loss) on investments	(72,182,755)	4,167,484	(5,185,810)

Change in net assets resulting from operations	$ (72,067,064)	$ 8,679,112	$ (5,284,752)

(1) Represents distribution services fee of $820,577 and $133,527, for Class A Shares and Class B Shares, respectively, of Capital Appreciation Fund.

(2) Represents distribution services fee of $74,995 and $28,609, for Class A Shares and Class B Shares, respectively, of Mid-Cap Equity Fund.

(3) Represents distribution services fee of $603,449 and $2,295 for Class A Shares and Class B Shares, respectively, of Cash Reserves Fund.

(4) Represents shareholder services fee for Class B Shares.

Total Return Bond Fund	U.S. Government Income Fund	Cash Reserve Fund	U.S. Treasury Money Market Fund

$ --	$ --	$ --	$ --
5,067,968	5,384,028	12,987,452	12,238,557

5,067,968	5,384,028	12,987,452	12,238,557

525,310	375,414	966,744	940,871
81,695	90,831	262,951	255,943
18,761	20,856	53,337	52,044
35,356	31,847	116,066	84,452
3,821	4,432	9,433	9,254
13,251	14,008	18,195	16,714
6,362	6,897	5,525	6,433
45,721	46,232	68,219	57,491
187,611	208,563	605,744 (3)	--
--	--	765 (4)	--
14,235	12,939	35,717	37,825
10,291	5,697	23,572	27,798
849	889	1,288	1,218
8,460	8,070	15,150	15,006

951,723	826,675	2,182,706	1,505,049

(225,133)	(175,193)	--	--
--	(83,425)	--	--

(225,133)	(258,618)	--	--

726,590	568,057	2,182,706	1,505,049

4,341,378	4,815,971	10,804,746	10,733,508

(90,948)	(61,738)	--	--
4,382,520	3,962,259	--	--

4,291,572	3,900,521	--	--

$ 8,632,950	$ 8,716,492	$ 10,804,746	$ 10,733,508

Statements of Changes in Net Assets

Hibernia Funds
August 31, 2001

	Capital Appreciation Fund		Louisiana Municipal Income Fund
	Year Ended August 31, 2001	Year Ended August 31, 2000	Year Ended August 31, 2001	Year Ended August 31, 2000
Increase (Decrease) in Net Assets:
Operations:
Net investment income (operating loss)	$ 115,691	$ (284,112)	$ 4,511,628	$ 4,560,160
Net realized gain (loss) on investments	12,472,914	11,081,568	(94,492)	390,871
Net change in unrealized appreciation (depreciation) on investments	(84,655,669)	54,178,215	4,261,976	288,631

Change in net assets resulting from operations	(72,067,064)	64,975,671	8,679,112	5,239,662

Distributions to Shareholders:
Distributions from net investment income	--	--	(4,485,440)	(4,514,384)
Distributions from net realized gain on investments	(7,402,771)(1)	(45,018,639)(2)	(179,542)	(785,223)

Change in net assets from distributions to shareholders	(7,402,771)	(45,018,639)	(4,664,982)	(5,299,607)

Share Transactions:
Proceeds from sale of shares	19,501,455	39,107,458	12,775,785	17,582,830
Proceeds from shares issued in connection with the tax-free transfer of assets from Common Trust Funds	23,994,490	--	--	--
Net asset value of shares issued to shareholders in payment of distributions declared	6,459,713	36,019,524	1,961,780	2,086,704
Cost of shares redeemed	(90,654,566)	(65,163,271)	(13,612,980)	(18,627,931)

Change in net assets from share transactions	(40,698,908)	9,963,711	1,124,585	1,041,603

Change in net assets	(120,168,743)	29,920,743	5,138,715	981,658
Net Assets:
Beginning of period	401,231,317	371,310,574	93,683,558	92,701,900

End of period	$ 281,062,574	$ 401,231,317	$ 98,822,273	$ 93,683,558

Undistributed net investment income (Distributions in excess of net investment income) included in net assets at end of period	$ 115,690	$ --	$ (41,326)	$ (13,766)

(1) Represents gain distributions of $6,994,394 and $408,377 for Class A Shares and Class B Shares, respectively.

(2) Represents gain distributions of $42,763,726 and $2,254,913 for Class A Shares and Class B Shares, respectively.

(3) Represents gain distributions of $2,262,138 and $339,970 for Class A Shares and Class B Shares, respectively.

Mid Cap Equity Fund		Total Return Bond Fund		U.S. Government Income Fund
Year Ended August 31, 2001	Year Ended August 31, 2000	Year Ended August 31, 2001	Year Ended August 31, 2000	Year Ended August 31, 2001	Year Ended August 31, 2000

$ (98,942)	$ (107,943)	$ 4,341,378	$ 4,730,804	$ 4,815,971	$ 5,044,545
1,378,728	2,403,184	(90,948)	(159,968)	(61,738)	(379,388)
(6,564,538)	6,440,188	4,382,520	(342,153)	3,962,259	632,862

(5,284,752)	8,735,429	8,632,950	4,228,683	8,716,492	5,298,019

--	--	(4,469,460)	(4,688,538)	(4,947,424)	(4,961,182)
(2,602,108)(3)	--	--	--	--	--

(2,602,108)	--	(4,469,460)	(4,688,538)	(4,947,424)	(4,961,182)

21,334,166	8,541,269	5,828,981	9,371,719	9,874,984	15,087,001
--	--	--	--	--	--
2,454,646	--	2,923,475	3,132,013	1,619,018	1,581,574
(5,630,435)	(7,289,269)	(19,765,146)	(14,048,078)	(15,970,132)	(15,522,540)

18,158,377	1,252,000	(11,012,690)	(1,544,346)	(4,476,130)	1,146,035

10,271,517	9,987,429	(6,849,200)	(2,004,201)	(707,062)	1,482,872

30,261,283	20,273,854	77,908,839	79,913,040	85,724,494	84,241,622

$ 40,532,800	$ 30,261,283	$ 71,059,639	$ 77,908,839	$ 85,017,432	$ 85,724,494

$ 894	$ --	$ (31,004)	$ 97,078	$ 10,681	$ 96,847

Statements of Changes in Net Assets

Hibernia Funds
August 31, 2001

	Cash Reserve Fund		U.S. Treasury Money Market Fund
	Year Ended August 31, 2001	Year Ended August 31, 2000	Year Ended August 31, 2001	Year Ended August 31, 2000
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$ 10,804,746	$ 10,234,906	$ 10,733,508	$ 10,486,982
Distributions to Shareholders:
Distributions from net investment income	(10,804,746)(1)	(10,234,906)(2)	(10,733,508)	(10,486,982)

Share Transactions:
Proceeds from sale of shares	603,151,127	475,130,928	1,231,726,978	841,757,963
Net asset value of shares issued to shareholders in payment of distributions declared	2,694,549	2,631,318	2,808,437	3,027,774
Cost of shares redeemed	(593,681,682)	(402,339,262)	(1,222,890,980)	(860,121,596)

Change in net assets from share transactions	12,163,994	75,422,984	11,644,435	(15,335,859)

Change in net assets	12,163,994	75,422,984	11,644,435	(15,335,859)
Net Assets:
Beginning of period	232,598,919	157,175,935	198,457,211	213,793,070

End of period	$ 244,762,913	$ 232,598,919	$ 210,101,646	$ 198,457,211

(1) Represents income distributions of $10,794,526 and $10,220 for Class A Shares and Class B Shares, respectively

(2) Represents income distributions of $10,224,629 and $10,277 for Class A Shares and Class B Shares, respectively.

Financial Highlights

Hibernia Funds
August 31, 2001

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Gain on Investments	Distributions in Excess of Net Investment Income
Capital Appreciation Fund--Class A Shares
1997	$ 17.87	0.15	6.51	6.66	(0.16)	(1.99)	--
1998	$ 22.38	0.08	1.09	1.17	(0.07)	(2.34)	--
1999	$ 21.14	0.01	7.73	7.74	(0.00)(3)	(2.79)	(0.02)(4)
2000	$ 26.07	(0.01)	4.50	4.49	--	(3.15)	--
2001	$ 27.41	0.02	(6.07)	(6.05)	--	(0.52)	--
Capital Appreciation Fund--Class B Shares
1997(5)	$ 18.90	(0.01)(6)	3.48	3.47	--	--	(0.05)(4)
1998	$ 22.32	(0.06)	1.07	1.01	--	(2.34)	--
1999	$ 20.99	(0.16)	7.66	7.50	--	(2.79)	--
2000	$ 25.70	(0.18)	4.39	4.21	--	(3.15)	--
2001	$ 26.76	(0.18)	(5.87)	(6.05)	--	(0.52)	--
Louisiana Municipal Income Fund
1997	$ 10.94	0.57	0.28	0.85	(0.58)	--	--
1998	$ 11.21	0.56	0.32	0.88	(0.57)	(0.05)	(0.00)(3)(4)
1999	$ 11.47	0.54	(0.54)	0.00	(0.54)	(0.08)	--
2000	$ 10.85	0.56	0.09	0.65	(0.55)	(0.10)	--
2001	$ 10.85	0.53 (6)	0.50	1.03	(0.53)	(0.02)	--
Mid Cap Equity Fund--Class A Shares
1998(8)	$ 10.00	(0.01)	(1.85)	(1.86)	--	--	--
1999	$ 8.14	(0.05)(6)	3.26	3.21	--	--	--
2000	$ 11.35	(0.05)	4.71	4.66	--	--	--
2001	$ 16.01	(0.03)	(2.12)	(2.15)	--	(1.29)	--
Mid Cap Equity Fund--Class B Shares
1998(8)	$ 10.00	(0.01)	(1.86)	(1.87)	--	--	--
1999	$ 8.13	(0.13)(6)	3.29	3.16	--	--	--
2000	$ 11.29	(0.11)	4.63	4.52	--	--	--
2001	$ 15.81	(0.11)	(2.13)	(2.24)	--	(1.29)	--
Total Return Bond Fund
1997	$ 9.77	0.60	0.23	0.83	(0.61)	--	--
1998	$ 9.99	0.58	0.35	0.93	(0.58)	(0.07)	(0.00)(3)(4)
1999	$ 10.27	0.58	(0.57)	0.01	(0.57)	(0.03)	--
2000	$ 9.68	0.59	(0.07)	0.52	(0.58)	--	--
2001	$ 9.62	0.57	0.56	1.13	(0.59)	--	--

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Amount is less than $0.01 per share.

(4) These distributions in excess of net investment income were a result of certain book and tax timing differences. These distributions do not represent a return of capital for federal tax purposes.

(5) Reflects operations for the period from December 2, 1996 (date of initial public offering) to August 31, 1997.

(6) Per share information presented is based on the monthly average number of shares outstanding divided by the net operating loss due to large fluctuations in the number of shares outstanding during the period.

(7) Computed on an annualized basis.

(8) Reflects operations for the period from July 13, 1998 (date of initial public offering) to August 31, 1998.

			Ratio to Average Net Assets
Total Distributions	Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income (Loss)	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

(2.15)	$ 22.38	39.56%	1.24%	0.72%	--	$ 283,040	62%
(2.41)	$ 21.14	5.12%	1.21%	0.32%	--	$ 279,778	62%
(2.81)	$ 26.07	38.35%	1.22%	0.03%	--	$ 352,876	44%
(3.15)	$ 27.41	18.55%	1.20%	(0.04)%	--	$ 380,073	8%
(0.52)	$ 20.84	(22.37)%	1.21%	0.07%	--	$ 265,817	2%

(0.05)	$ 22.32	18.40%	1.99%(7)	(0.09)%(7)	--	$ 4,635	62%
(2.34)	$ 20.99	4.36%	1.96%	(0.44)%	--	$ 10,840	62%
(2.79)	$ 25.70	37.35%	1.98%	(0.73)%	--	$ 18,435	44%
(3.15)	$ 26.76	17.65%	1.95%	(0.79)%	--	$ 21,159	8%
(0.52)	$ 20.19	(22.93)%	1.96%	(0.68)%	--	$ 15,245	2%

(0.58)	$ 11.21	8.31%	0.69%	5.19%	0.08%	$ 101,441	17%
(0.62)	$ 11.47	8.04%	0.66%	4.94%	0.08%	$ 98,711	24%
(0.62)	$ 10.85	(0.08)%	0.66%	4.77%	0.29%	$ 92,702	17%
(0.65)	$ 10.85	6.23%	0.67%	5.20%	0.33%	$ 93,684	12%
(0.55)	$ 11.33	9.79%	0.66%	4.83%	0.33%	$ 98,822	9%

--	$ 8.14	(18.60)%	1.89%(7)	(0.48)%(7)	0.20%(7)	$ 13,422	1%
--	$ 11.35	39.43%	1.76%	(0.44)%	0.70%	$ 18,283	55%
--	$ 16.01	41.06%	1.72%	(0.35)%	0.23%	$ 26,171	32%
(1.29)	$ 12.57	(14.05)%	1.58%	(0.21)%	0.15%	$ 36,985	20%

--	$ 8.13	(18.70)%	2.76%(7)	(1.22)%(7)	0.17%(7)	$ 567	1%
--	$ 11.29	38.87%	2.51%	(1.21)%	0.63%	$ 1,990	55%
--	$ 15.81	40.04%	2.47%	(1.10)%	0.23%	$ 4,090	32%
(1.29)	$ 12.28	(14.86)%	2.33%	(0.94)%	0.15%	$ 3,548	20%

(0.61)	$ 9.99	8.71%	1.29%	6.00%	--	$ 71,867	65%
(0.65)	$ 10.27	9.51%	1.08%	5.66%	0.17%	$ 79,957	31%
(0.60)	$ 9.68	(0.03)%	0.99%	5.69%	0.30%	$ 79,913	20%
(0.58)	$ 9.62	5.53%	0.98%	6.04%	0.30%	$ 77,909	11%
(0.59)	$ 10.16	12.08%	0.97%	5.79%	0.30%	$ 71,060	8%

Financial Highlights-continued

Hibernia Funds
August 31, 2001

(For a share outstanding throughout each period)

Year Ended August 31,	Net Asset Value, Beginning of Period	Net Investment Income	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income
U.S. Government Income Fund
1997	$ 9.82	0.62	0.18	0.80	(0.64)
1998	$ 9.98	0.61	0.34	0.95	(0.60)
1999	$ 10.33	0.57	(0.52)	0.05	(0.57)
2000	$ 9.81	0.58	0.03	0.61	(0.57)
2001	$ 9.85	0.59	0.46	1.05	(0.60)
Cash Reserve Fund--Class A Shares
1997	$ 1.00	0.05	--	0.05	(0.05)
1998	$ 1.00	0.05	--	0.05	(0.05)
1999	$ 1.00	0.04	--	0.04	(0.04)
2000	$ 1.00	0.05	--	0.05	(0.05)
2001	$ 1.00	0.05	--	0.05	(0.05)
Cash Reserve Fund--Class B Shares
1999 (3)	$ 1.00	0.03	--	0.03	(0.03)
2000	$ 1.00	0.04	--	0.04	(0.04)
2001	$ 1.00	0.04	--	0.04	(0.04)
U.S. Treasury Money Market Fund
1997	$ 1.00	0.05	--	0.05	(0.05)
1998	$ 1.00	0.05	--	0.05	(0.05)
1999	$ 1.00	0.04	--	0.04	(0.04)
2000	$ 1.00	0.05	--	0.05	(0.05)
2001	$ 1.00	0.05	--	0.05	(0.05)

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios.

(3) Reflects operations for the period from September 4, 1998 (date of initial public offering) to August 31, 1999.

(4) Computed on an annualized basis.

		Ratio to Average Net Assets
Net Asset Value, End of Period	Total Return(1)	Expenses	Net Investment Income	Expense Waiver/ Reimbursement(2)	Net Assets, End of Period (000 omitted)	Portfolio Turnover Rate

$ 9.98	8.39%	0.88%	6.31%	0.06%	$ 59,438	72%
$ 10.33	9.74%	0.73%	5.98%	0.06%	$ 83,535	44%
$ 9.81	0.41%	0.70%	5.55%	0.27%	$ 84,242	24%
$ 9.85	6.47%	0.68%	5.96%	0.31%	$ 85,724	15%
$ 10.30	10.95%	0.68%	5.83%	0.31%	$ 85,017	27%

$ 1.00	4.70%	0.89%	4.59%	--	$ 150,377	--
$ 1.00	4.82%	0.89%	4.72%	--	$ 149,219	--
$ 1.00	4.23%	0.92%	4.16%	--	$ 157,099	--
$ 1.00	5.10%	0.94%	5.03%	--	$ 232,410	--
$ 1.00	4.66%	0.90%	4.47%	--	$ 244,254	--

$ 1.00	3.37%	1.67%(4)	3.35%(4)	--	$ 77	--
$ 1.00	4.31%	1.69%	4.27%	--	$ 189	--
$ 1.00	3.88%	1.65%	3.34%	--	$ 509	--

$ 1.00	4.92%	0.50%	4.81%	0.14%	$ 154,624	--
$ 1.00	4.89%	0.63%	4.78%	--	$ 175,133	--
$ 1.00	4.23%	0.63%	4.14%	--	$ 213,793	--
$ 1.00	5.15%	0.63%	4.99%	--	$ 198,457	--
$ 1.00	4.68%	0.64%	4.56%	--	$ 210,102	--

Combined Notes to Financial Statements

Hibernia Funds
August 31, 2001

(1) ORGANIZATION

Hibernia Funds, (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios (individually referred to as the "Fund", or collectively as the "Funds") which are presented herein:

Portfolio Name	Diversification	Investment Objective
Hibernia Capital Appreciation Fund ("Capital Appreciation Fund")	diversified	provide growth of capital and income.
Hibernia Louisiana Municipal Income Fund ("Louisiana Municipal Income Fund")	non-diversified	provide current income which is generally exempt from federal income tax and personal income taxes imposed by the state of Louisiana.
Hibernia Mid Cap Equity Fund ("Mid Cap Equity Fund")	diversified	total return.
Hibernia Total Return Bond Fund ("Total Return Bond Fund")	diversified	maximize total return.
Hibernia U.S. Government Income Fund ("U.S. Government Income Fund")	diversified	provide current income.
Hibernia Cash Reserve Fund ("Cash Reserve Fund")	diversified	provide current income consistent with stability of principal.
Hibernia U.S. Treasury Money Market Fund ("U.S. Treasury Money Market Fund")	diversified	provide current income consistent with stability of principal and liquidity.

The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On February 12, 2001, Capital Appreciation Fund acquired all of the net assets of BTC Equity Growth, BTC Equity Income and BTC American Core Equity Common Trust Funds in a tax-free reorganization as follows:

Class A Shares of the Fund Issued	Common Trust Funds Net Assets Received	Unrealized Appreciation (1)
1,020,174	$23,994,490	$14,328,813

Net Assets of the Fund Prior to Combination	Net Assets of Common Trust Funds Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
$339,364,964	$23,994,490	$363,359,454

(1) Unrealized appreciation is included in the Common Trust Funds net assets acquired above.

(2) SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuations--Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. U.S. government securities, listed corporate bonds, and other fixed income and asset-backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Cash Reserve Fund and U.S. Treasury Money Market Fund use the amortized cost method to value portfolio securities in accordance with Rule 2a-7 under the Act. For Capital Appreciation Fund, Louisiana Municipal Income Fund, Mid Cap Equity Fund, Total Return Bond Fund and U.S. Government Income Fund, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith under procedures adopted by the Board of Trustees (the "Trustees"). Investments in other open-end regulated investment companies are valued at net asset value.

Repurchase Agreements--It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Funds' adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. The Funds, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions--Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized or accredited as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer two classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

In November 2000, the American Institute of Certified Public Accountants (AICPA) issued a revised version of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide"). The Guide is effective for annual financial statements issued for fiscal years beginning after December 15, 2000. Management of the Funds does not anticipate that the adoption of the Guide will have a significant effect on the financial statements.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of market discount reclasses, paydown gains and losses, and net operating losses. The following reclassifications have been made to the financial statements.

Increase (Decrease)
Fund	Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
Capital Appreciation Fund	$ 152	$ (1)	$ (151)
Louisiana Municipal Income Fund	--	(53,748)	53,748
Mid Cap Equity Fund	(99,844)	99,836	8
U.S. Government Income Fund	1	45,287	(45,288)

Federal Taxes--It is the Funds' policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of their income. Accordingly, no provisions for federal tax are necessary.

At August 31, 2001, Louisiana Municipal Income Fund, Total Return Bond Fund and U.S. Government Income Fund had, for federal tax purposes, capital loss carryforwards, as noted below, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Expiration Year
Fund	2003	2004	2005	2008	2009	Total Tax Loss Carryforward
Louisiana Municipal Income Fund	$ --	$ --	$ --	$ --	$ 69,969	$ 69,969
Total Return Bond Fund	--	--	--	2,538	159,669	162,207
U.S. Government Income Fund	1,349,514	1,298,006	553,828	77,409	402,687	3,681,444

Additionally, the following Funds had capital losses attributable to security transactions incurred after October 31, 2000, which were treated as arising on September 1, 2001, the first day of each Fund's next taxable year as follows:

Fund	Capital Losses Deferred
Louisiana Municipal Income Fund	$ 24,523
Total Return Bond Fund	90,035
U.S. Government Income Fund	79,043

When-Issued and Delayed Delivery Transactions--The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts--The Capital Appreciation Fund and Mid Cap Equity Fund purchase stock index bond futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the period ended August 31, 2001, the Capital Appreciation Fund had realized gains of $287,625 on futures contracts.

At August 31, 2001, the Funds had no outstanding futures contracts.

Use of Estimates--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other--Investment transactions are accounted for on a trade date basis.

(3) SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares were as follows:

EQUITY AND INCOME FUNDS

	Capital Appreciation Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,376,776	$ 18,380,130	1,406,932	$ 35,766,858
Shares issued in connection with the tax-free exchange of assets from Common Trust Funds	1,020,174	23,994,490	--	--
Shares issued to shareholders in payment of distributions declared	245,750	6,055,274	1,369,456	33,784,477
Shares redeemed	(3,758,265)	(87,670,153)	(2,443,058)	(61,364,688)

Net change resulting from Class A Share transactions	(1,115,565)	$ (39,240,259)	333,330	$ 8,186,647

	Capital Appreciation Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	80,913	$ 1,121,325	132,715	$ 3,340,600
Shares issued to shareholders in payment of distributions declared	16,843	404,439	92,243	2,235,047
Shares redeemed	(133,234)	(2,984,413)	(151,821)	(3,798,583)

Net change resulting from Class B Share transactions	(35,478)	$ (1,458,649)	73,137	$ 1,777,064

Net change resulting from Fund Share transactions	(1,151,043)	$ (40,698,908)	406,467	$ 9,963,711

	Louisiana Municipal Income Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	1,148,808	$ 12,775,785	1,657,813	$ 17,582,830
Shares issued to shareholders in payment of distributions declared	177,859	1,961,780	197,207	2,086,704
Shares redeemed	(1,241,342)	(13,612,980)	(1,763,257)	(18,627,931)

Net change resulting from Fund Share transactions	85,325	$ 1,124,585	91,763	$ 1,041,603

	Mid Cap Equity Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,504,713	$ 20,463,732	500,445	$ 6,674,565
Shares issued to shareholders in payment of distributions declared	155,686	2,115,768	--	--
Shares redeemed	(351,542)	(4,837,498)	(477,128)	(6,489,709)

Net change resulting from Class A Share transactions	1,308,857	$ 17,742,002	23,317	$ 184,856

	Mid Cap Equity Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	64,431	$ 870,434	140,273	$ 1,866,704
Shares issued to shareholders in payment of distributions declared	25,327	338,878	--	--
Shares redeemed	(59,383)	(792,937)	(57,925)	(799,560)

Net change resulting from Class B Share transactions	30,375	$ 416,375	82,348	$ 1,067,144

Net change resulting from Fund Share transactions	1,339,232	$ 18,158,377	105,665	$ 1,252,000

	Total Return Bond Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	588,848	$ 5,828,981	979,589	$ 9,371,719
Shares issued to shareholders in payment of distributions declared	295,033	2,923,475	327,748	3,132,013
Shares redeemed	(1,981,923)	(19,765,146)	(1,471,325)	(14,048,078)

Net change resulting from Fund Share transactions	(1,098,042)	$ (11,012,690)	(163,988)	$ (1,544,346)

	U.S. Government Income Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	977,884	$ 9,874,984	1,547,674	$ 15,087,001
Shares issued to shareholders in payment of distributions declared	160,337	1,619,018	162,472	1,581,574
Shares redeemed	(1,589,577)	(15,970,132)	(1,594,640)	(15,522,540)

Net change resulting from Fund Share transactions	(451,356)	$ (4,476,130)	115,506	$ 1,146,035

MONEY MARKET FUNDS

	Cash Reserve Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	602,531,516	$ 602,531,516	474,803,897	$ 474,803,897
Shares issued to shareholders in payment of distributions declared	2,684,615	2,684,615	2,621,290	2,621,290
Shares redeemed	(593,372,149)	(593,372,149)	(402,114,063)	(402,114,063)

Net change resulting from Class A Share transactions	11,843,982	$ 11,843,982	75,311,124	$ 75,311,124

	Cash Reserve Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	619,611	$ 619,611	327,031	$ 327,031
Shares issued to shareholders in payment of distributions declared	9,934	9,934	10,028	10,028
Shares redeemed	(309,533)	(309,533)	(225,199)	(225,199)

Net change resulting from Class B Share transactions	320,012	$ 320,012	111,860	$ 111,860

Net change resulting from Fund Share transactions	12,163,994	$ 12,163,994	75,422,984	$ 75,422,984

	U.S. Treasury Money Market Fund
	Year Ended August 31, 2001		Year Ended August 31, 2000
	Shares	Dollars	Shares	Dollars
Shares sold	1,231,726,987	$ 1,231,726,978	841,757,963	$ 841,757,963
Shares issued to shareholders in payment of distributions declared	2,808,437	2,808,437	3,027,774	3,027,774
Shares redeemed	(1,222,890,980)	(1,222,890,980)	(860,121,596)	(860,121,596)

Net change resulting from Fund Share transactions	11,644,444	$ 11,644,435	(15,335,859)	$ (15,335,859)

(4) INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee--Hibernia National Bank, the Funds' investment adviser (the "Adviser") receives for its services an annual investment adviser fee based on a percentage of each Fund's average daily net assets as follows:

Fund	Annual Rate
Capital Appreciation Fund	0.75%
Louisiana Municipal Income Fund	0.45%
Mid Cap Equity Fund	0.75%
Total Return Bond Fund	0.70%
U.S. Government Income Fund	0.45%
Cash Reserve Fund	0.40%
U.S. Treasury Money Market Fund	0.40%

The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee--Federated Administrative Services ("FAS") provides the Funds with certain administrative personnel and services. The fee paid to FAS is based on the level of average aggregate net assets of the Trust for the reporting period. FAS may voluntarily choose to waive a portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee--The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will reimburse Federated Securities Corp. ("FSC"), the distributor, from the net assets of the Funds to finance activities intended to result in the sale of each Fund's shares. The Plan provides that the Funds, except for Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund, may incur distribution expenses up to 0.25% of the average daily net assets of the Funds, annually, to reimburse FSC. Class B Shares of the Capital Appreciation Fund, Class B Shares of the Mid Cap Equity Fund and Class B Shares of the Cash Reserve Fund may incur distribution expenses up to 0.75% of the average daily net assets of the Class B Shares, annually, to reimburse FSC. For the year ended August 31, 2001, the U.S. Treasury Money Market Fund did not incur distribution services fees.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), Class B Shares of Capital Appreciation Fund, Mid Cap Equity Fund and Cash Reserve Fund will pay FSSC up to 0.25% of their average daily net assets for the reporting period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

Transfer and Dividend Disbursing Agent Fees and Expenses--Federated Services Company ("FServ"), through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Funds. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees--FServ maintains the Funds' accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Custodian Fees--Hibernia National Bank is the Funds' custodian for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the reporting period, plus out-of-pocket expenses.

Other Affiliated Parties and Transactions--Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in certain affiliated money market funds. As of August 31, 2001, Louisiana Municipal Income Fund owned 0.05% of outstanding shares of Federated Tax-Free Obligations Fund, Institutional Shares, which is distributed by an affiliate of the Fund's distributor.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(5) INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities and long-term U.S. government securities (and in-kind contributions), for the year ended August 31, 2001, were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$ 2,130,859	$ 56,027,452
Louisiana Municipal Income Fund	13,569,827	8,425,420
Mid Cap Equity Fund	22,430,752	6,046,494
Total Return Bond Fund	496,430	3,971,648
U.S. Government Income Fund	7,487,585	2,255,200

Purchases and sales of long-term U.S. government securities, for the year ended August 31, 2001, were as follows:

Fund	Purchases	Sales
Capital Appreciation Fund	$ 2,875,757	$ 363,450
Total Return Bond Fund	5,035,984	13,154,180
U.S. Government Income Fund	13,653,645	19,387,772

(6) CONCENTRATION OF CREDIT RISK

Since Louisiana Municipal Income Fund invests a substantial portion of its assets in Securities of issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable general tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2001, 74.3% of the securities in the portfolio of investments were backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The value of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 21.9% of total investments.

(7) FEDERAL INCOME TAX INFORMATION (UNAUDITED)

The Funds hereby designate the following distributions as capital gain dividends for the year ended August 31, 2001:

Fund	Dollars
Capital Appreciation Fund	$ 7,402,771
Louisiana Municipal Income Fund	121,649
Mid Cap Equity Fund	2,602,108

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and Shareholders of
HIBERNIA FUNDS:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Hibernia Capital Appreciation Fund, Hibernia Louisiana Municipal Income Fund, Hibernia Mid Cap Equity Fund, Hibernia Total Return Bond Fund, Hibernia U.S. Government Income Fund, Hibernia Cash Reserve Fund and Hibernia U.S. Treasury Money Market Fund (the seven portfolios constituting the Hibernia Funds) (the "Trust"), as of August 31, 2001, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2001, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the respective portfolios constituting the Hibernia Funds at August 31, 2001, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Boston, Massachusetts
October 18, 2001

HIBERNIA FUNDS

Trustees and Officers

TRUSTEES AS OF OCTOBER 24, 2001

Edward C. Gonzales

Joe N. Averett, Jr.

Robert L. diBenedetto, M.D.

Arthur Rhew Dooley, Jr.

Terri G. Fontenot

J. Gordon Reische

OFFICERS

Edward C. Gonzales
President and Treasurer

Jeffrey W. Sterling
Vice President and Assistant Treasurer

Peter J. Germain
Secretary

Timothy S. Johnson
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Federated Securities Corp., Distributor of the funds

G01262-01 (10/01)